(2_FIDELITY_LOGOS)FIDELITY
INSTITUTIONAL
MONEY MARKET
FUNDS
SEMIANNUAL REPORT
SEPTEMBER 30, 1997
CONTENTS


SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 FIDELITY INSTITUTIONAL CASH PORTFOLIOS:

  TREASURY ONLY                                       3

  TREASURY                                            7

  GOVERNMENT                                          11

  DOMESTIC                                            16

  MONEY MARKET                                        22

 FIDELITY MONEY MARKET TRUST:                         29
  RATED MONEY MARKET

 FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS:   35
  TAX-EXEMPT

NOTES TO FINANCIAL STATEMENTS                         50

PROXY VOTING RESULTS                                  57

FUND GOALS:
EACH OF TREASURY ONLY, TREASURY, GOVERNMENT, DOMESTIC, MONEY MARKET, AND RATED MONEY MARKET SEEKS TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY WITHIN THE LIMITATIONS PRESCRIBED FOR THE FUND.
TAX EXEMPT SEEKS AS HIGH A LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH A PORTFOLIO OF HIGH-QUALITY, SHORT-TERM MUNICIPAL OBLIGATIONS SELECTED ON THE BASIS OF LIQUIDITY AND STABILITY OF PRINCIPAL.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL MAINTAIN A STABLE
$1.00 SHARE PRICE.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES
ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ THE PROSPECTUS CAREFULLY BEFORE
YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY ONLY
INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


 U.S. TREASURY OBLIGATIONS - 100%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 4.3%
4/2/98 6.00% $ 15,000,000 $ 14,568,417
4/30/98 6.01  37,000,000  35,767,449
  50,335,866
U.S. TREASURY NOTES - 94.9%
10/15/97 5.26  146,628,000  146,808,278
10/31/97 5.02  35,000,000  35,014,063
10/31/97 5.03  188,000,000  188,045,842
11/15/97 5.30  95,000,000  95,196,539
11/30/97 5.02  72,389,000  72,375,080
12/31/97 5.15  134,818,000  134,778,811
12/31/97 6.00  80,314,000  80,428,999
1/31/98 5.35  190,951,000  190,573,259
2/15/98 5.31  10,000,000  10,095,010
2/15/98 5.32  65,670,000  66,058,295
2/28/98 5.72  30,000,000  29,914,089
3/31/98 5.33  42,000,000  42,093,617
3/31/98 5.93  10,000,000  9,958,479
  1,101,340,361
PRINCIPAL ONLY STRIPS - 0.8%
8/15/98 5.77  10,000,000  9,512,691
TOTAL INVESTMENTS - 100%  $ 1,161,188,918
Total Cost for Income Tax Purposes  $ 1,161,188,918
INCOME TAX INFORMATION
At March 31, 1997, the fund had a capital loss carryforward of approximately $360,000 of which $22,000, $162,000, $115,000 and
$61,000 will expire on March 31, 2001, 2002, 2004 and 2005,
respectively.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY ONLY
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 SEPTEMBER 30, 1997 (UNAUDITED)


ASSETS

INVESTMENT IN SECURITIES, AT VALUE - SEE ACCOMPANYING SCHEDULE                 $ 1,161,188,918

CASH                                                                            1,092

INTEREST RECEIVABLE                                                             20,614,755

 TOTAL ASSETS                                                                   1,181,804,765

LIABILITIES

SHARE TRANSACTIONS IN PROCESS                                     $ 15,545

DISTRIBUTIONS PAYABLE                                              3,845,490

ACCRUED MANAGEMENT FEE                                             126,524

DISTRIBUTION FEES PAYABLE                                          15,694

OTHER PAYABLES AND ACCRUED EXPENSES                                67,867

 TOTAL LIABILITIES                                                              4,071,120

NET ASSETS                                                                     $ 1,177,733,645

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                $ 1,177,801,590

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                             (67,945)

NET ASSETS                                                                     $ 1,177,733,645


CLASS I:                                  $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($1,075,347,313 (DIVIDED BY)
 1,075,409,351 SHARES)

CLASS II:                                 $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($48,957,027 (DIVIDED BY)
 48,959,851 SHARES)

CLASS III:                                $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($53,429,305 (DIVIDED BY)
 53,432,388 SHARES)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)


INTEREST INCOME                                                       $ 32,876,527

EXPENSES

MANAGEMENT FEE                                          $ 1,669,404

TRANSFER AGENT FEES                                      125,318
CLASS I

 CLASS II                                                5,259

 CLASS III                                               3,983

DISTRIBUTION FEES                                        43,723
CLASS II

 CLASS III                                               48,263

ACCOUNTING FEES AND EXPENSES                             46,704

NON-INTERESTED TRUSTEES' COMPENSATION                    1,867

CUSTODIAN FEES AND EXPENSES                              9,962

REGISTRATION FEES                                        29,450
CLASS I

 CLASS II                                                9,523

 CLASS III                                               8,508

AUDIT                                                    20,184

LEGAL                                                    3,923

MISCELLANEOUS                                            5,130

 TOTAL EXPENSES BEFORE REDUCTIONS                        2,031,201

 EXPENSE REDUCTIONS                                      (720,576)     1,310,625

NET INTEREST INCOME                                                    31,565,902

NET REALIZED GAIN (LOSS)                                               93,719
 ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 31,659,621


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED     YEAR ENDED
                                    SEPTEMBER 30, 1997   MARCH 31,
                                    (UNAUDITED)          1997


OPERATIONS                                                                            $ 31,565,902      $ 65,045,695
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                                              93,719            (64,845)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       31,659,621        64,980,850

DISTRIBUTIONS TO SHAREHOLDERS FROM:                                                    (29,168,292)      (62,527,342)
NET INTEREST INCOME
 CLASS I

  CLASS II                                                                             (1,434,407)       (1,336,950)

  CLASS III                                                                            (963,203)         (1,181,403)

 TOTAL DISTRIBUTIONS                                                                   (31,565,902)      (65,045,695)

SHARE TRANSACTIONS - NET INCREASE (DECREASE) AT NET ASSET VALUE OF $1.00 PER SHARE:    (81,407,298)      (204,330,031)
 CLASS I

  CLASS II                                                                             (7,549,303)       56,407,114

  CLASS III                                                                            17,422,228        31,912,957

 TOTAL SHARE TRANSACTIONS                                                              (71,534,373)      (116,009,960)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                              (71,440,654)      (116,074,805)

NET ASSETS

 BEGINNING OF PERIOD                                                                   1,249,174,299     1,365,249,104

 END OF PERIOD                                                                        $ 1,177,733,645   $ 1,249,174,299



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I

                          SIX MONTHS ENDED     YEARS ENDED MARCH 31,          EIGHT MONTH     YEARS ENDED JULY 31,

                          SEPTEMBER 30, 1997                                  PERIOD ENDED

                                                                              MARCH 31,


SELECTED PER-SHARE DATA   (UNAUDITED)          1997                    1996   1995            1994                   1993
1992





NET ASSET VALUE,
BEGINNING OF PERIOD       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME      .026          .050          .054          .033          .032          .031          .045

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME  (.026)        (.050)        (.054)        (.033)        (.032)        (.031)        (.045)

NET ASSET VALUE, END OF
PERIOD                    $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

TOTAL RETURN B            2.64%         5.17%         5.56%         3.38%         3.27%         3.10%         4.64%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000 OMITTED)             $ 1,075,347   $ 1,156,667   $ 1,361,050   $ 1,266,285   $ 1,049,170   $ 1,047,791   $ 1,197,559

RATIO OF EXPENSES TO
AVERAGE NET ASSETS         .20% A, C     .20% C        .20%          .20% A,       .20%          .20%          .20%
                                                      C             C             C             C             C

RATIO OF NET INTEREST INCOME
TO AVERAGE                 5.19% A       5.05%         5.41%         5.02% A       3.22%         3.05%         4.43%
NET ASSETS



A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 5
OF NOTES TO FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A PORTION OF
THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).


FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY ONLY
FINANCIAL STATEMENTS - CONTINUED


FINANCIAL HIGHLIGHTS - CLASS II
                          SIX MONTHS ENDED     YEARS ENDED MARCH 31,
                          SEPTEMBER 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)          1997                    1996 E


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 1.000     $ 1.000    $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                                 .025        .049       .020

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                            (.025)      (.049)     (.020)

NET ASSET VALUE, END OF PERIOD                                      $ 1.000     $ 1.000    $ 1.000

TOTAL RETURN B                                                       2.56%       5.01%      2.04%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 48,957    $ 56,502   $ 102

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              .35% A,     .35% C     .35% A,
                                                                    C                      C

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     .35% A      .34% D     .35% A

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS                   5.05% A     4.94%      5.03% A


FINANCIAL HIGHLIGHTS - CLASS III
                          SIX MONTHS ENDED     YEARS ENDED MARCH 31,
                          SEPTEMBER 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)          1997                    1996 F


NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000     $ 1.000    $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .025        .048       .020

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.025)      (.048)     (.020)

NET ASSET VALUE, END OF PERIOD                        $ 1.000     $ 1.000    $ 1.000

TOTAL RETURN B                                         2.51%       4.90%      2.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 53,429    $ 36,006   $ 4,097

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .45% A,     .45% C     .45% A,
                                                      C                      C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.96% A     4.82%      4.86% A


A ANNUALIZED
B TOTAL RETURNS
FOR PERIODS OF
LESS THAN ONE
YEAR ARE NOT
ANNUALIZED.
THE TOTAL
RETURNS WOULD
HAVE BEEN
LOWER HAD
CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE
PERIODS SHOWN
(SEE NOTE 5 OF
NOTES TO
FINANCIAL
STATEMENTS).
C FMR AGREED TO
REIMBURSE A
PORTION OF THE
CLASS'
EXPENSES
DURING THE
PERIOD.
WITHOUT THIS
REIMBURSEMEN
T, THE CLASS'
EXPENSE RATIO
WOULD HAVE
BEEN HIGHER
(SEE NOTE 5 OF
NOTES TO
FINANCIAL
STATEMENTS).
D FMR OR THE
FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD
PARTIES WHO
EITHER PAID OR
REDUCED A
PORTION OF THE
CLASS'
EXPENSES.
E FOR THE PERIOD
NOVEMBER 6,
1995
(COMMENCEM
ENT OF SALE OF
CLASS II
SHARES) TO
MARCH 31,
1996.
F FOR THE PERIOD
NOVEMBER 6,
1995
(COMMENCEM
ENT OF SALE OF
CLASS III
SHARES) TO
MARCH 31,
1996.

FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY
INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


 U.S. TREASURY OBLIGATIONS - 22.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 10.0%
1/2/98 5.00% $ 84,000,000 $ 82,939,547
3/5/98 5.64  192,000,000  187,577,790
4/2/98 6.00  230,000,000  223,363,294
4/30/98 6.01  332,000,000  320,919,163
5/28/98 5.88  50,000,000  48,157,599
  862,957,393
U.S. TREASURY NOTES - 10.0%
11/30/97 5.50  62,000,000  61,974,219
2/15/98 5.35  100,000,000  100,566,958
2/28/98 5.67  106,000,000  105,726,298
3/31/98 5.73  271,500,000  271,804,975
3/31/98 5.93  121,000,000  120,497,597
5/15/98 5.67  82,000,000  82,172,359
7/31/98 5.57  39,000,000  39,184,129
8/15/98 5.51  80,000,000  80,146,422
  862,072,957
PRINCIPAL ONLY STRIPS - 2.3%
8/15/98 5.66  213,400,000  203,095,767
TOTAL U.S. TREASURY OBLIGATIONS   1,928,126,117
 REPURCHASE AGREEMENTS - 77.7%
 MATURITY
 AMOUNT
In a joint trading account (Notes 2 and 3)
 (U.S. Treasury Obligations):
  dated 9/30/97 due 10/1/97:
   At 5.50%  $ 298,610,614  298,565,000
   At 6.09%   345,433,415  345,375,000
   At 6.12%   4,980,846,891  4,980,000,000
   At 6.15%   313,822,643  313,769,000
  dated 8/13/97 due 10/14/97
   At 5.50%   179,686,056  178,000,000
  dated 7/30/97 due 10/28/97
   At 5.50%   127,732,500  126,000,000
  dated 9/12/97 due 11/10/97
   At 5.50%   337,010,639  334,000,000
  dated 9/5/97 due 12/3/97
   At 5.50%   162,175,556  160,000,000
TOTAL REPURCHASE AGREEMENTS   6,735,709,000
TOTAL INVESTMENTS - 100%  $ 8,663,835,117
Total Cost for Income Tax Purposes  $ 8,663,835,117
INCOME TAX INFORMATION
At March 31, 1997, the fund had a capital loss carryforward of approximately $980,000 of which $46,000, $1,000, $337,000, $582,000 and $14,000 will expire on March 31, 1999, 2000, 2001, 2002 and 2003 respectively, and are available to offset future capital gains of the fund to the extent provided by regulations.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 SEPTEMBER 30, 1997 (UNAUDITED)


ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                                $ 8,663,835,117
(INCLUDING REPURCHASE AGREEMENTS OF $6,735,709,000) - SEE ACCOMPANYING SCHEDULE

CASH                                                                                               6,123,993

INTEREST RECEIVABLE                                                                                10,593,751

 TOTAL ASSETS                                                                                      8,680,552,861

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                  $ 82,939,547

DISTRIBUTIONS PAYABLE                                                               24,565,429

ACCRUED MANAGEMENT FEE                                                              1,083,507

DISTRIBUTION FEES PAYABLE                                                           667,929

OTHER PAYABLES AND ACCRUED EXPENSES                                                 511,558

 TOTAL LIABILITIES                                                                                 109,767,970

NET ASSETS                                                                                        $ 8,570,784,891

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                   $ 8,571,476,634

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                (691,743)

NET ASSETS                                                                                        $ 8,570,784,891

CLASS I:                                                                                           $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($4,855,547,950 (DIVIDED BY)
 4,855,862,211 SHARES)

CLASS II:                                                                                          $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($425,595,092 (DIVIDED BY)
 425,622,635 SHARES)

CLASS III:                                                                                         $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($3,289,641,849 (DIVIDED BY)
 3,289,854,763 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)


INTEREST INCOME                                                        $ 233,536,251

EXPENSES

MANAGEMENT FEE                                          $ 8,349,862

TRANSFER AGENT FEES                                      632,453
CLASS I

 CLASS II                                                19,934

 CLASS III                                               370,991

DISTRIBUTION FEES                                        117,566
CLASS II

 CLASS III                                               4,083,510

ACCOUNTING FEES AND EXPENSES                             337,616

NON-INTERESTED TRUSTEES' COMPENSATION                    13,292

CUSTODIAN FEES AND EXPENSES                              17,886

REGISTRATION FEES                                        587,857
CLASS I

 CLASS II                                                43,629

 CLASS III                                               323,056

AUDIT                                                    22,369

LEGAL                                                    27,422

MISCELLANEOUS                                            1,281

 TOTAL EXPENSES BEFORE REDUCTIONS                        14,948,724

 EXPENSE REDUCTIONS                                      (2,380,402)    12,568,322

NET INTEREST INCOME                                                     220,967,929

NET REALIZED GAIN (LOSS)                                                275,950
 ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 221,243,879


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED     YEAR ENDED
                                    SEPTEMBER 30, 1997   MARCH 31,
                                    (UNAUDITED)          1997



OPERATIONS                                                                                   $ 220,967,929     $ 476,169,021

NET INTEREST INCOME


 NET REALIZED GAIN (LOSS)                                                                     275,950           124,730


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              221,243,879       476,293,751


DISTRIBUTIONS TO SHAREHOLDERS FROM:                                                           (132,691,432)
(349,246,541)
NET INTEREST INCOME

 CLASS I


  CLASS II                                                                                    (4,164,599)       (2,668,590)


  CLASS III                                                                                   (84,111,898)
(124,253,890)

 TOTAL DISTRIBUTIONS                                                                          (220,967,929)
(476,169,021)

SHARE TRANSACTIONS - NET INCREASE (DECREASE) AT NET ASSET VALUE OF $1.00 PER SHARE:           (742,967,591)
(1,639,346,558)
 CLASS I


  CLASS II                                                                                    335,813,408       49,334,809


  CLASS III                                                                                   (334,663,508)
2,189,064,435

 NET ASSET VALUE OF CLASS I SHARES ISSUED IN EXCHANGE FOR THE NET ASSETS OF STATE & LOCAL     -                 103,327,567

 ASSET MANAGEMENT SERIES: U.S. GOVERNMENT PORTFOLIO


 TOTAL SHARE TRANSACTIONS                                                                     (741,817,691)     702,380,253


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                     (741,541,741)     702,504,983


NET ASSETS


 BEGINNING OF PERIOD                                                                          9,312,326,632
8,609,821,649

 END OF PERIOD                                                                               $ 8,570,784,891   $
9,312,326,632



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I

                          SIX MONTHS ENDED     YEARS ENDED MARCH 31,
                          SEPTEMBER 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)          1997                    1996   1995   1994   1993





NET ASSET VALUE, BEGINNING OF PERIOD    $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                     .027          .052          .056          .047          .030          .034

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                (.027)        (.052)        (.056)        (.047)        (.030)        (.034)

NET ASSET VALUE, END OF PERIOD          $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

TOTAL RETURN A                           2.73%         5.30%         5.79%         4.78%         3.06%         3.46%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED) $ 4,855,548   $ 5,598,330   $ 7,134,049   $ 4,688,198   $ 4,551,918   $ 5,589,663

RATIO OF EXPENSES TO AVERAGE NET ASSETS .20% B,       .20%          .20%          .18%          .18%          .18%
                                        C             B             B             B             B             B

RATIO OF NET INTEREST INCOME TO AVERAGE
NET ASSETS                               5.39% C       5.17%         5.61%         4.71%         3.01%         3.38%





A TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C ANNUALIZED


FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY
FINANCIAL STATEMENTS - CONTINUED


FINANCIAL HIGHLIGHTS - CLASS II
                          SIX MONTHS ENDED     YEARS ENDED MARCH 31,
                          SEPTEMBER 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)          1997                    1996 D


NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000     $ 1.000    $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .026        .050       .021

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.026)      (.050)     (.021)

NET ASSET VALUE, END OF PERIOD                        $ 1.000     $ 1.000    $ 1.000

TOTAL RETURN B                                         2.66%       5.14%      2.14%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 425,595   $ 89,801   $ 40,470

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .35% A,     .35% C     .35% A,
                                                      C                      C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.23% A     5.01%      5.18% A


FINANCIAL HIGHLIGHTS - CLASS III

                          SIX MONTHS ENDED     YEARS ENDED MARCH 31,
                          SEPTEMBER 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)          1997                    1996   1995   1994 E



NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000       $ 1.000       $ 1.000       $ 1.000     $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .026          .049          .054          .044        .012

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.026)        (.049)        (.054)        (.044)      (.012)

NET ASSET VALUE, END OF PERIOD                        $ 1.000       $ 1.000       $ 1.000       $ 1.000     $ 1.000

TOTAL RETURN B                                         2.61%         5.03%         5.50%         4.45%       1.21%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 3,289,642   $ 3,624,195   $ 1,435,302   $ 585,571   $ 5,175

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .45% A, C     .45%          .46%          .50%        .50% A,
                                                                    C             C             C           C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.14% A       4.93%         5.28%         4.91%       2.69% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).
C FMR AGREED TO REIMBURSE
A PORTION OF THE CLASS'
EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).
D FOR THE PERIOD NOVEMBER
6, 1995
(COMMENCEMENT OF SALE
OF CLASS II SHARES) TO
MARCH 31, 1996.
E FOR THE PERIOD OCTOBER 22,
1993 (COMMENCEMENT OF
SALE OF CLASS III SHARES) TO
MARCH 31, 1994.

FIDELITY INSTITUTIONAL CASH PORTFOLIOS: GOVERNMENT
INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


FEDERAL AGENCIES - 46.9%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL FARM CREDIT BANK - AGENCY COUPONS - 2.9%
4/1/98 6.01% $ 43,000,000 $ 42,959,427
4/1/98 6.05  36,000,000  35,956,856
9/2/98 5.76  48,000,000  47,943,442
  126,859,725
FEDERAL HOME LOAN BANK - AGENCY COUPONS  - 15.3%
10/2/97               5.53 (a)  125,000,000     124,913,249
10/2/97 5.57 (a)  133,000,000  132,999,716
12/4/97 5.62 (a)  33,000,000  32,994,964
12/19/97            5.59 (a)  80,000,000  79,972,993
3/18/98 5.88   65,000,000  65,000,000
6/9/98 5.89  44,000,000  43,996,021
6/11/98 5.88  13,000,000  12,995,404
6/12/98 5.81  40,000,000  39,974,948
7/8/98 5.84  50,000,000  49,941,699
9/18/98 5.76  71,000,000  70,977,062
9/24/98 5.71  15,000,000  14,985,876
  668,751,932
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 1.0%
10/30/97 5.79  43,000,000  42,804,983
FEDERAL HOME LOAN MORTGAGE CORP. - AGENCY COUPONS - 1.2%
3/17/98 5.79  28,000,000  27,981,040
4/8/98 6.04  25,000,000  24,965,915
  52,946,955
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 4.3%
10/16/97 5.50  22,000,000  21,949,767
10/30/97 5.53  165,000,000  164,268,958
  186,218,725
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - 13.1%
11/4/97 5.57(a)  90,000,000  89,992,666
12/9/97 5.56(a)  33,000,000  32,994,573
3/17/98 5.60  24,000,000  24,126,114
3/18/98 5.91  10,000,000  9,987,377
4/15/98 6.06  43,000,000  42,973,446
5/14/98 5.59(a)  56,000,000  56,122,238
5/21/98 5.96  43,000,000  42,960,233
6/12/98 5.62(a)  35,000,000  34,988,231
7/15/98 5.53(a)  237,000,000  236,827,716
  570,972,594
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 9.1%
10/14/97 5.60  26,000,000  25,948,549
10/28/97 5.53  50,000,000  49,793,750
10/30/97 5.53  94,000,000  93,582,658
1/5/98 5.57  54,800,000  54,007,957
3/6/98 5.56  50,000,000  48,825,667
8/14/98 5.71  46,000,000  45,938,875
8/14/98 5.80  35,000,000  34,928,566
9/9/98 5.77  24,000,000  23,969,102
9/9/98 5.79  19,000,000  18,972,289
  395,967,413
TOTAL FEDERAL AGENCIES  2,044,522,327
U.S. TREASURY OBLIGATIONS - 0.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
PRINCIPAL ONLY STRIPS - 0.5%
8/15/98 5.80% $ 25,000,000 $ 23,780,569
MEDIUM-TERM NOTES (A) - 0.3%
EXPORT-IMPORT BANK, U.S. (AS GUARANTOR FOR K.A. LEASING, LTD.) (B) 10/15/97 5.67 12,630,206 12,630,206
REPURCHASE AGREEMENTS - 52.3%
 MATURITY
 AMOUNT
In a joint trading account (Notes 2 and 3):
 (U.S. Government Obligations):
  dated 9/3/97 due 10/1/97
    At 5.56%  $ 186,804,347  186,000,000
  dated 9/30/97 due 10/1/97
    At 6.32%   1,014,567,004  1,014,389,000
  dated 9/25/97 due 10/2/97
    At 5.63%   96,105,000  96,000,000
  dated 9/4/97 due 10/6/97
    At 5.55%   197,971,867  197,000,000
  dated 9/29/97 due 10/6/97
    At 5.71%   143,158,770  143,000,000
  dated 8/4/97 due 11/3/97
    At 5.58%   278,878,875  275,000,000
  dated 9/5/97 due 11/5/97
    At 5.56%   109,017,480  108,000,000
  dated 8/19/97 due 11/6/97
   At 5.58%   121,469,400  120,000,000
 (U.S. Treasury Obligations)
  dated 9/30/97 due 10/1/97:
    At 6.09%   90,149,245  90,134,000
    At 6.15%   48,573,303  48,565,000
TOTAL REPURCHASE AGREEMENTS   2,278,088,000
TOTAL INVESTMENTS - 100%   $4,359,021,102
 Total Cost for Income Tax Purposes  $ 4,359,021,102
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Export-Import Bank, US
 (as guarantor for K. A.
 Leasing, Ltd.)  5.67%,10/15/97 3/1/94 $12,630,206
OTHER INFORMATION
At the end of the period, restricted securities (excluding 144A issues) amounted to $12,630,206 or 0.3% of net assets.
INCOME TAX INFORMATION
At March 31, 1997, the fund had a capital loss carryforward of approximately $1,065,000 of which $48,000, $260,000, $746,000 and
$11,000 will expire on March 31, 2001, 2002, 2003 and 2004,
respectively.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: GOVERNMENT
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 SEPTEMBER 30, 1997 (UNAUDITED)




ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $2,278,088,000) - SEE ACCOMPANYING $ 4,359,021,102
SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                                            25,110

INTEREST RECEIVABLE                                                                                        19,710,646

 TOTAL ASSETS                                                                                              4,378,756,858

LIABILITIES

SHARE TRANSACTIONS IN PROCESS                                                              $ 1,502,459

DISTRIBUTIONS PAYABLE                                                                       10,281,485

ACCRUED MANAGEMENT FEE                                                                      528,602

OTHER PAYABLES AND ACCRUED EXPENSES                                                          379,107

 TOTAL LIABILITIES                                                                                         12,691,653

NET ASSETS                                                                                                $ 4,366,065,205

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                           $ 4,366,990,908

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                      (925,703)

NET ASSETS                                                                                                $ 4,366,065,205

CLASS I:                                                                                                   $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($3,606,124,013 (DIVIDED BY)
 3,606,472,784 SHARES)

CLASS II:                                                                                                  $1.00
NET ASSET VALUE OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($155,510,572 (DIVIDED BY)
 155,525,614 SHARES)

CLASS III:                                                                                                 $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($604,430,620 (DIVIDED BY)
 604,489,078 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)


INTEREST INCOME                                                        $ 116,249,652

EXPENSES

MANAGEMENT FEE                                          $ 4,116,613

TRANSFER AGENT FEES                                      511,888
CLASS I

 CLASS II                                                16,576

 CLASS III                                               98,352

DISTRIBUTION FEES                                        81,692
CLASS II

 CLASS III                                               800,244

ACCOUNTING FEES AND EXPENSES                             179,081

NON-INTERESTED TRUSTEES' COMPENSATION                    14,868

CUSTODIAN FEES AND EXPENSES                              16,892

REGISTRATION FEES                                        266,310
CLASS I

 CLASS II                                                30,890

 CLASS III                                               273,422

AUDIT                                                    17,036

LEGAL                                                    12,359

MISCELLANEOUS                                            208

 TOTAL EXPENSES BEFORE REDUCTIONS                        6,436,431

 EXPENSE REDUCTIONS                                      (1,438,375)    4,998,056

NET INTEREST INCOME                                                     111,251,596

NET REALIZED GAIN (LOSS)                                                62,864
 ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 111,314,460


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED     YEAR ENDED
                                    SEPTEMBER 30, 1997   MARCH 31,
                                    (UNAUDITED)          1997


OPERATIONS                                                                            $ 111,251,596     $ 190,761,861
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                                              62,864            32,085

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       111,314,460       190,793,946

DISTRIBUTIONS TO SHAREHOLDERS FROM:                                                    (91,843,872)      (166,534,586)
NET INTEREST INCOME
 CLASS I

  CLASS II                                                                             (2,856,946)       (2,921,560)

  CLASS III                                                                            (16,550,778)      (21,305,715)

 TOTAL DISTRIBUTIONS                                                                   (111,251,596)     (190,761,861)

SHARE TRANSACTIONS - NET INCREASE (DECREASE) AT NET ASSET VALUE OF $1.00 PER SHARE:    795,374,852       (253,524,252)
CLASS I

 CLASS II                                                                              46,875,062        108,548,391

 CLASS III                                                                             (54,563,809)      464,533,354

 TOTAL SHARE TRANSACTIONS                                                              787,686,105       319,557,493

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                              787,748,969       319,589,578

NET ASSETS

 BEGINNING OF PERIOD                                                                   3,578,316,236     3,258,726,658

 END OF PERIOD                                                                        $ 4,366,065,205   $ 3,578,316,236



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I

                          SIX MONTHS ENDED     YEARS ENDED MARCH 31,
                          SEPTEMBER 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)          1997                    1996   1995   1994   1993





NET ASSET VALUE, BEGINNING OF PERIOD    $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                     .027          .052          .057          .048          .031          .035

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME               (.027)        (.052)        (.057)        (.048)        (.031)        (.035)

NET ASSET VALUE, END OF PERIOD         $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

TOTAL RETURN B                           2.76%         5.37%         5.84%         4.86%         3.13%         3.56%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED) $ 3,606,124   $ 2,810,717   $ 3,064,136   $ 3,321,066   $ 3,764,544   $ 5,686,166

RATIO OF EXPENSES TO AVERAGE NET ASSETS .20% A, C     .20% C        .20 C         .18%          .18%          .18%
                                                                               C             C             C

RATIO OF NET INTEREST INCOME TO AVERAGE
NET ASSETS                               5.44% A       5.25%         5.69%         4.77%         3.07%         3.50%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS
THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS
WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS II
                          SIX MONTHS ENDED     YEARS ENDED MARCH 31,
                          SEPTEMBER 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)          1997                    1996 D


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000      $ 1.000     $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .027         .051        .021

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.027)       (.051)      (.021)

NET ASSET VALUE, END OF PERIOD                        $ 1.000      $ 1.000     $ 1.000

TOTAL RETURN B                                         2.68%        5.22%       2.16%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 155,511    $ 108,636   $ 102

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .35% A, C    .35% C      .35% A,
                                                                               C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.29% A      5.10%       5.33% A


FINANCIAL HIGHLIGHTS - CLASS III
      SIX MONTHS ENDED     YEARS ENDED MARCH 31,
      SEPTEMBER 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)   1997   1996   1995 E


NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000      $ 1.000     $ 1.000     $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .026         .050        .054        .045

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.026)       (.050)      (.054)      (.045)

NET ASSET VALUE, END OF PERIOD                        $ 1.000      $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN B                                         2.63%        5.11%       5.58%       4.57%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 604,431    $ 658,964   $ 194,489   $ 40,516

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .45% A, C    .45%        .45% C      .43% A, C
                                                                   C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.19% A      5.00%       5.30%       5.13% A


A ANNUALIZED
B TOTAL RETURNS FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES
TO FINANCIAL
STATEMENTS).
C FMR AGREED TO
REIMBURSE A PORTION
OF THE CLASS'
EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE
CLASS' EXPENSE RATIO
WOULD HAVE BEEN
HIGHER (SEE NOTE 5
OF NOTES TO FINANCIAL
STATEMENTS).
D FOR THE PERIOD
NOVEMBER 6, 1995
(COMMENCEMENT OF
SALE OF CLASS II
SHARES) TO MARCH
31, 1996.
E FOR THE PERIOD APRIL
4, 1994
(COMMENCEMENT OF
SALE OF CLASS III
SHARES) TO MARCH
31, 1995.

FIDELITY INSTITUTIONAL CASH PORTFOLIOS: DOMESTIC
INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


BANKERS' ACCEPTANCES - 1.9%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC BANKERS' ACCEPTANCES
Chase Manhattan Bank
10/20/97 5.59% $ 2,918,799 $ 2,910,265
CoreStates Bank
1/30/98 5.66  2,000,000  1,962,893
SunTrust Bank, Atlanta
10/16/97 5.59  12,000,000  11,972,450
11/5/97 5.58  5,744,115  5,713,400
TOTAL BANKERS' ACCEPTANCES   22,559,008
CERTIFICATES OF DEPOSIT - 3.0%
Chase Manhattan Bank (USA) Delaware
10/17/97 5.56  10,000,000  10,000,000
2/9/98 5.75  10,000,000  10,000,000
Morgan Guaranty Trust, NY
3/20/98 6.00  5,000,000  4,998,665
Wachovia Bank NA
10/7/97 5.54  10,000,000  9,999,958
TOTAL CERTIFICATES OF DEPOSIT   34,998,623
COMMERCIAL PAPER - 53.6%
AC Acquisition Holding Co.
10/20/97 5.56  4,000,000  3,988,368
10/29/97 5.56  5,000,000  4,978,611
American Express Credit Corp.
10/15/97 5.58  20,000,000  19,957,222
American General Finance Corp.
11/5/97 5.56  7,000,000  6,962,501
American Home Products Corp.
10/20/97 5.58  5,000,000  4,985,407
Asset Securitization Coop. Corp.
10/21/97 5.58  5,000,000  4,984,639
12/11/97 5.60  4,000,000  3,956,374
Associates Corp. of North America
12/16/97 5.59  25,000,000  24,708,667
Bear Stearns Cos., Inc.
10/14/97 5.62  3,000,000  2,993,998
10/21/97 5.60  5,000,000  4,984,667
10/27/97 5.58  5,000,000  4,980,067
11/17/97 5.60  3,000,000  2,978,380
BellAtlantic Financial Services
11/5/97 5.56  5,000,000  4,973,167
Beneficial Corp.
10/29/97 5.56  10,000,000  9,957,222
Chase Manhattan Corp.
12/1/97 5.85  6,000,000  5,942,253
CIESCO, L.P.
10/28/97 5.56  15,000,000  14,938,125
11/10/97 5.61  20,000,000  19,877,111
CIT Group Holdings, Inc.
10/23/97 5.59  8,000,000  7,972,818
11/24/97 5.58  25,000,000  24,792,625
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/7/97 5.56  7,000,000  6,993,537
10/20/97 5.59  2,000,000  1,994,184
10/21/97 5.60  4,000,000  3,987,667
11/10/97 5.62  1,000,000  993,844

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
CoreStates Capital Corp.
10/2/97 5.61% (a) $ 4,000,000 $ 4,000,000
Delaware Funding Corporation
11/26/97 5.58  4,596,000  4,556,536
Enterprise Funding Corp.
10/6/97 5.55  2,000,000  1,998,464
10/20/97 5.59  3,000,000  2,991,276
10/27/97 5.65  6,000,000  5,975,625
11/26/97 5.60  2,000,000  1,982,733
Fina Oil and Chemical Company
10/6/97 5.62  1,000,000  999,224
11/24/97 5.60  9,000,000  8,925,210
Ford Motor Credit Corp.
10/20/97 5.58  10,000,000  9,970,972
2/3/98 5.66  20,000,000  19,618,056
General Electric Capital Corp.
3/10/98 5.71  20,000,000  19,506,667
3/16/98 5.70  5,000,000  4,872,272
3/25/98 5.71  25,000,000  24,325,521
General Electric Capital Services Inc.
3/18/98 5.68  20,000,000  19,483,867
General Motors Acceptance Corp.
10/14/97 6.00  10,000,000  9,978,983
10/20/97 6.03  5,000,000  4,984,576
10/29/97 6.02  2,000,000  1,990,908
11/3/97 6.02  2,000,000  1,989,303
11/10/97 6.02  6,000,000  5,961,067
11/12/97 6.02  3,000,000  2,979,578
11/17/97 5.61  12,000,000  11,912,893
11/19/97 5.59  6,000,000  5,954,757
3/9/98 5.76  11,000,000  10,728,419
Goldman Sachs Group, L.P. (The)
11/12/97 5.87  10,000,000  9,933,500
1/26/98 6.10  10,000,000  9,810,525
H.J. Heinz Co.
10/29/97 5.54  2,000,000  1,991,429
IBM Credit Corp.
11/19/97 5.58  30,000,000  29,775,417
Merrill Lynch & Co., Inc.
11/17/97 5.60  5,000,000  4,963,771
11/24/97 5.64  10,000,000  9,916,750
12/3/97 5.61  10,000,000  9,903,750
1/14/98 5.71  2,000,000  1,967,625
3/18/98 5.70  20,000,000  19,482,933
Monsanto Co.
10/23/97 5.55  9,500,000  9,468,069
3/20/98 5.70  4,100,000  3,992,739
Morgan Stanley, Dean Witter, Discover & Co.
10/22/97 5.57  5,000,000  4,983,929
10/23/97 5.61 (a)  9,000,000  9,000,000
10/27/97 5.56  5,000,000  4,980,067
New Center Asset Trust
11/19/97 5.58  4,000,000  3,969,892
PHH Corp.
10/31/97 5.61  2,000,000  1,990,783
11/17/97 5.58  5,000,000  4,964,097
12/12/97 5.61  12,600,000  12,460,140
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Preferred Receivables Funding Corp.
10/1/97 5.56% $ 5,075,000 $ 5,075,000
10/9/97 5.54  10,000,000  9,987,778
10/20/97 5.56  20,300,000  20,240,681
Smith Barney Holdings, Inc.
10/6/97 5.56  10,000,000  9,992,319
10/16/97 5.56  19,000,000  18,956,379
Southern Co.
11/19/97 5.57  21,000,000  20,842,220
Travelers Property Casualty Corp.
10/9/97 5.56  3,000,000  2,996,313
Triple A One Funding Corp.
10/1/97 5.55  6,000,000  6,000,000
10/6/97 5.56  4,000,000  3,996,922
10/6/97 5.57  2,000,000  1,998,458
TOTAL COMMERCIAL PAPER   632,209,847
FEDERAL AGENCIES (A) - 3.4%
FEDERAL HOME LOAN BANK - AGENCY COUPONS - 0.4%
12/4/97 5.62  5,000,000  4,999,237
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - 3.0%
12/9/97 5.56  20,000,000  19,996,711
12/13/97 5.62  15,000,000  14,994,956
  34,991,667
TOTAL FEDERAL AGENCIES   39,990,904
BANK NOTES - 20.5%
Bank of America National Trust & Savings Assoc.
10/14/97 5.58  15,000,000  15,000,102
Bank of New York, NA
3/3/98 5.85  10,000,000  9,997,994
BankBoston NA
10/1/97 5.65  15,000,000  15,000,000
10/14/97 5.56  3,000,000  3,000,000
11/6/97 5.60  25,000,000  25,000,000
2/3/98 5.69  10,000,000  10,000,000
4/1/98 5.71  9,000,000  9,000,000
Bank One, Columbus, NA
10/7/97 5.59 (a)  8,000,000  7,996,168
BankOne, Milwaukee
12/19/97 5.59 (a)  17,000,000  17,008,823
Comerica Bank, Detroit
3/27/98 6.20  5,000,000  4,995,374
CoreStates Capital Corp.
10/6/97 5.63 (a)  10,000,000  10,000,000
Fifth Third Bank of Northwestern Ohio
10/23/97 5.55  15,000,000  15,000,000
First Bank NA - Minnesota (a)
10/15/97 5.62  5,000,000  4,996,953
First of America Bank - Michigan
10/14/97 5.70  5,000,000  4,999,889
First Union National Bank of North Carolina
10/31/97 5.61  10,000,000  10,000,000
Key Bank National Association
10/1/97 5.56 (a)  8,000,000  7,995,067
10/23/97 5.61 (a)  4,000,000  3,996,921
10/24/97 5.61 (a)  6,000,000  5,997,160
9/17/98 5.94 (a)  15,000,000  14,994,482

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Morgan Guaranty Trust, NY
8/31/98 5.92% $ 3,000,000 $ 3,001,273
8/31/98 5.97  15,000,000  14,994,753
National City Bank - Pennsylvania
10/2/97 5.62  5,000,000  4,997,044
Northern Trust Company - Chicago
10/1/97 5.61 (a)  3,000,000  2,998,472
PNC Bank
9/25/98 5.62 (a)  3,000,000  3,002,019
10/14/97 5.61 (a)  5,000,000  4,999,389
10/27/97 5.62 (a)  3,000,000  2,998,858
SouthTrust Bank
10/14/97 5.62 (a)  5,000,000  4,997,249
US Bank, NA
10/15/97 5.61 (a)  5,000,000  4,996,676
TOTAL BANK NOTES   241,964,666
MASTER NOTES (A) - 3.3%
Goldman Sachs Group, L.P. (The) (c)
11/7/97 5.72  2,000,000  2,000,000
12/16/97 5.72  10,000,000  10,000,000
J.P. Morgan Securities
10/1/97 6.63  15,000,000  15,000,000
Norwest Corp.
10/1/97 5.66  7,000,000  7,000,000
SunTrust Bank Inc.
10/1/97 5.61  5,000,000  5,000,000
TOTAL MASTER NOTES   39,000,000
MEDIUM-TERM NOTES - 3.7%
Beneficial Corp.
10/11/97 5.61 (a)  2,000,000  1,999,505
First National Mortgage Assoc.
4/15/98 6.02  10,000,000  9,993,824
General Motors Acceptance Corp.
10/1/97 5.85 (a)  2,000,000  1,999,852
11/1/97 5.71 (a)  7,000,000  7,000,000
Merrill Lynch & Co., Inc.
10/1/97 5.81 (a)  5,000,000  4,999,507
10/6/97 5.64 (a)  2,000,000  1,999,768
Norwest Corp.
10/22/97 5.77 (a)  9,000,000  9,000,000
Pacific Mutual Life Insurance Co. (b)
12/9/97 5.76 (a)  3,000,000  3,000,000
Transamerica Life Insurance and Annuity Co.
12/16/97 5.75 (a)  3,000,000  3,000,000
TOTAL MEDIUM-TERM NOTES   42,992,456
SHORT-TERM NOTES (A) - 3.8%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Capital One Funding Corp. (1996-G)
10/7/97 5.59% $ 9,815,000 $ 9,815,000
Capital One Funding Corp. (1995-D)
10/7/97 5.59  2,892,000  2,892,000
Capital One Funding Corp. (1997-F)
10/7/97 5.59  5,000,000  5,000,000
SMM Trust (1996-P) (b)
10/16/97 5.66  8,000,000  8,000,000
SMM Trust (1997-I) (b)
10/29/97 5.66  4,000,000  4,000,000
SMM Trust (1997-V) (b)
10/27/97 5.66  8,000,000  8,000,000
SMM Trust (1997-W) (b)
10/16/97 5.66  7,000,000  7,000,000
TOTAL SHORT-TERM NOTES   44,707,000
REPURCHASE AGREEMENTS - 6.8%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 9/30/97 due 10/1/97
  At 6.09%  $ 80,512,618  80,499,000
TOTAL INVESTMENTS - 100%   $ 1,178,921,504
Total Cost For Income Tax Purpose   $ 1,178,921,504
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $30,000,000 or 2.6% of net assets.
3. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Goldmans Sachs Group, LP (The):
 5.72%, 11/7/97 6/11/97 $ 10,000,000
 5.72%, 12/16/97 8/5/97 $ 2,000,000
OTHER INFORMATION
At the end of the period, restricted securities (excluding 144A issues) amounted to $12,000,000 or 1% of net assets.
INCOME TAX INFORMATION
At March 31, 1997, the fund had a capital loss carryforward of approximately $124,000 of which $44,000, $49,000 and $31,000 will expire on March 31, 2001, 2003 and 2005, respectively.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: DOMESTIC
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 SEPTEMBER 30, 1997 (UNAUDITED)




ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $80,499,000) - SEE ACCOMPANYING    $ 1,178,921,504
SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                                      25,000

INTEREST RECEIVABLE                                                                                    3,251,956

 TOTAL ASSETS                                                                                         1,182,198,460

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                       $ 15,022,910

DISTRIBUTIONS PAYABLE                                                                     2,220,899

ACCRUED MANAGEMENT FEE                                                                     121,059

DISTRIBUTION FEES PAYABLE                                                                   17,033

OTHER PAYABLES AND ACCRUED EXPENSES                                                         125,126

 TOTAL LIABILITIES                                                                                        17,507,027

NET ASSETS                                                                                                $ 1,164,691,433

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                           $ 1,164,815,665

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                       (124,232)

NET ASSETS                                                                                                $ 1,164,691,433

CLASS I:                                                                                                  $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($1,089,195,036 (DIVIDED BY)
 1,089,296,600 SHARES)

CLASS II:                                                                                               $1.00
NET ASSET VALUE OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 OFFERING PRICE ($6,373,040 (DIVIDED BY)
 6,373,634 SHARES)

CLASS III:                                                                                              $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($69,123,357 (DIVIDED BY)
 69,129,801 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)


INTEREST INCOME                                                       $ 33,868,512

EXPENSES

MANAGEMENT FEE                                          $ 1,192,482

TRANSFER AGENT FEES                                      211,346
CLASS I

 CLASS II                                                2,815

 CLASS III                                               13,346

DISTRIBUTION FEES                                        10,557
CLASS II

 CLASS III                                               116,421

ACCOUNTING FEES AND EXPENSES                             69,629

NON-INTERESTED TRUSTEES' COMPENSATION                    4,068

CUSTODIAN FEES AND EXPENSES                              13,005

REGISTRATION FEES                                        8,099
CLASS I

 CLASS II                                                12,733

 CLASS III                                               18,948

AUDIT                                                    33,216

LEGAL                                                    3,852

MISCELLANEOUS                                            1,823

 TOTAL EXPENSES BEFORE REDUCTIONS                        1,712,340

 EXPENSE REDUCTIONS                                      (403,386)     1,308,954

NET INTEREST INCOME                                                    32,559,558

NET REALIZED GAIN (LOSS)                                               13
 ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 32,559,571


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED     YEAR ENDED
                                    SEPTEMBER 30, 1997   MARCH 31,
                                    (UNAUDITED)          1997


OPERATIONS                                                                            $ 32,559,558      $ 67,389,328
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                                              13                (31,248)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       32,559,571        67,358,080

DISTRIBUTIONS TO SHAREHOLDERS FROM:                                                    (29,765,525)      (63,431,659)
NET INTEREST INCOME
 CLASS I

  CLASS II                                                                             (374,229)         (153,946)

  CLASS III                                                                            (2,419,804)       (3,803,723)

 TOTAL DISTRIBUTIONS                                                                   (32,559,558)      (67,389,328)

SHARE TRANSACTIONS - NET INCREASE (DECREASE) AT NET ASSET VALUE OF $1.00 PER SHARE:    169,647,253       (198,341,472)
CLASS I

 CLASS II                                                                              2,137,789         2,130,960

 CLASS III                                                                             (52,592,208)      74,323,011

 TOTAL SHARE TRANSACTIONS                                                              119,192,834       (121,887,501)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                              119,192,847       (121,918,749)

NET ASSETS

 BEGINNING OF PERIOD                                                                   1,045,498,586     1,167,417,335

 END OF PERIOD                                                                        $ 1,164,691,433   $ 1,045,498,586



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I

                          SIX MONTHS ENDED     YEARS ENDED MARCH 31,
                          SEPTEMBER 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)          1997                    1996   1995   1994   1993




NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000       $ 1.000     $ 1.000       $ 1.000     $ 1.000     $
1.000

INCOME FROM INVESTMENT OPERATIONS


 NET INTEREST INCOME                                   .027          .053        .057          .049        .031        .340


LESS DISTRIBUTIONS


 FROM NET INTEREST INCOME                              (.027)        (.053)      (.057)        (.049)      (.031)
(.340)

NET ASSET VALUE, END OF PERIOD                        $ 1.000       $ 1.000     $ 1.000       $ 1.000     $ 1.000     $
1.000

TOTAL RETURN B                                         2.78%         5.40%       5.85%         4.97%       3.14%       3.50%


RATIOS AND SUPPLEMENTAL DATA


NET ASSETS, END OF PERIOD (000 OMITTED)               $ 1,089,195   $ 919,554   $ 1,117,917   $ 771,937   $ 656,976   $
804,354

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .20% A,       .20% C      .20%          .18%        .18%        .18%

                                                      C                         C             C           C           C


RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.49% A       5.26%       5.66%         4.94%       3.09%       3.43%



A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS
THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS
WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS II
                          SIX MONTHS ENDED     YEARS ENDED MARCH 31,
                          SEPTEMBER 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)          1997                    1996 D


NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000     $ 1.000   $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .027        .051      .021

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.027)      (.051)    (.021)

NET ASSET VALUE, END OF PERIOD                        $ 1.000     $ 1.000   $ 1.000

TOTAL RETURN B                                         2.70%       5.24%     2.15%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 6,373     $ 4,235   $ 2,105

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .35% A,     .35% C    .35% A,
                                                      C                     C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.35% A     5.10%     5.20% A


FINANCIAL HIGHLIGHTS - CLASS III

                          SIX MONTHS ENDED     YEARS ENDED MARCH 31,
                          SEPTEMBER 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)          1997                    1996   1995 E



NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000     $ 1.000     $ 1.000    $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .026        .050        .054       .035

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.026)      (.050)      (.054)     (.035)

NET ASSET VALUE, END OF PERIOD                        $ 1.000     $ 1.000     $ 1.000    $ 1.000

TOTAL RETURN B                                         2.65%       5.13%       5.56%      3.51%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 69,123    $ 121,709   $ 47,396   $ 26,545

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .45% A,     .45%        .47% C     .50% A,
                                                      C           C                      C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.23% A     5.02%       5.40%      5.14% A


A ANNUALIZED
B TOTAL RETURNS FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES
TO FINANCIAL
STATEMENTS).
C FMR AGREED TO
REIMBURSE A PORTION
OF THE CLASS'
EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE
CLASS' EXPENSE RATIO
WOULD HAVE BEEN
HIGHER (SEE NOTE 5
OF NOTES TO FINANCIAL
STATEMENTS).
D FOR THE PERIOD
NOVEMBER 6, 1995
(COMMENCEMENT OF
SALE OF CLASS II
SHARES) TO MARCH
31, 1996.
E FOR THE PERIOD JULY
19, 1994
(COMMENCEMENT OF
SALE OF CLASS III
SHARES) TO MARCH
31, 1995.

FIDELITY INSTITUTIONAL CASH PORTFOLIOS: MONEY MARKET
INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


CERTIFICATES OF DEPOSIT - 39.2%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC CERTIFICATES OF DEPOSIT - 0.9%
Chase Manhattan Bank (USA) Delaware
2/9/98 5.75% $ 51,000,000 $ 51,000,000
Morgan Guaranty Trust, NY
8/6/98 5.90  38,000,000  37,990,471
  88,990,471
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 24.5%
ABN-AMRO Bank
1/22/98 5.65  12,000,000  11,998,965
Bank of Nova Scotia
11/12/97 5.60  44,000,000  44,000,000
7/21/98 5.97  12,000,000  11,985,097
8/31/98 5.97  35,000,000  34,980,104
Bank of Tokyo - Mitsubishi Ltd.
10/7/97 5.70  5,000,000  5,000,072
Barclays Bank, PLC
10/9/97 5.55  81,000,000  81,000,000
Bayerische Hypotheken - und Weschel
10/22/97 5.55  30,000,000  30,000,000
Caisse Nationale de Credit Agricole
10/20/97 5.60  53,000,000  53,000,000
10/22/97 5.59  68,000,000  68,000,000
11/13/97 5.86  18,000,000  18,000,000
Canadian Imperial Bank of Commerce
10/3/97 5.55  40,000,000  40,000,020
11/3/97 5.55  55,000,000  55,000,000
8/28/98 5.97  100,000,000  99,947,982
Commerzbank, Germany
10/6/97 5.54  47,000,000  47,000,000
10/14/97 5.54  147,000,000  147,000,000
Credit Agricole Indosuez
10/7/97 5.60  11,000,000  10,999,948
10/17/97 5.57  7,000,000  6,999,908
11/3/97 5.55  10,000,000  10,000,331
Deutsche Bank, Germany
10/28/97 5.70  18,000,000  17,998,310
1/16/98 5.80  70,000,000  69,991,494
4/14/98 6.25  15,000,000  14,992,359
8/10/98 5.91  25,000,000  24,987,699
8/11/98 5.90  40,000,000  39,983,540
Hong Kong & Shanghai Banking Corp.
12/22/97 5.60  54,000,000  54,000,000
National Westminster Bank, PLC
6/23/98 6.00  90,000,000  89,944,414
8/10/98 6.00  13,000,000  12,984,556
9/25/98 5.88  18,000,000  17,984,626
Rabobank Nederland, N.V.
3/20/98 6.00  20,000,000  19,997,329
4/10/98 6.25  30,000,000  29,992,516
4/10/98 6.26  25,000,000  24,992,517
Royal Bank of Canada
8/7/98 5.90  40,000,000  39,990,250
8/13/98 6.00  15,000,000  14,993,174
Sanwa Bank, Ltd. Japan
10/2/97 5.65  36,000,000  36,000,000
10/3/97 5.65  50,000,000  50,000,000
10/3/97 5.70  26,000,000  26,000,106
10/27/97 5.65  53,000,000  53,000,000

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Societe Generale, France
10/1/97 5.60% $ 8,000,000 $ 8,000,000
10/15/97 5.56  30,000,000  30,000,124
10/20/97 5.55  28,000,000  27,998,169
10/20/97 5.56  277,000,000  277,000,000
11/12/97 5.90  48,000,000  48,000,000
11/18/97 5.58  70,000,000  70,000,000
Sumitomo Bank, Ltd. Japan
10/9/97 5.75  28,000,000  28,000,000
11/25/97 5.68  37,000,000  37,000,000
Swiss Bank Corp.
12/22/97 5.99  25,000,000  25,000,000
12/30/97 6.04  50,000,000  50,000,000
1/20/98 5.70  167,000,000  167,000,000
2/2/98 5.65  125,000,000  125,000,000
2/27/98 5.88  23,000,000  23,000,000
8/28/98 5.97  35,000,000  34,984,828
Westdeutsche Landesbank
12/22/97 5.62  29,000,000  29,000,000
  2,392,728,438
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.4%
Bank of Nova Scotia
4/1/98 6.20  25,000,000  24,992,865
National Westminster Bank, PLC
2/12/98 5.75  17,000,000  17,000,000
  41,992,865
SAN FRANCISCO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.2%
Banque Nationale de Paris
11/17/97 5.61  16,000,000  16,000,358
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 12.8%
Abbey National, Treasury Services
12/26/97 5.60  45,000,000  45,000,000
3/4/98 5.87  53,000,000  53,000,000
3/18/98 5.70  120,000,000  120,000,000
Australia & New Zealand Banking
2/20/98 5.70  9,000,000  8,999,248
Banco Bilbao Vizcaya, S.A.
1/21/98 5.70  9,000,000  9,000,272
Banco Santander
10/6/97 5.55  27,000,000  27,000,037
Bank of Nova Scotia
10/14/97 5.55  22,000,000  22,000,000
11/12/97 5.86  31,000,000  31,000,000
11/24/97 5.58  43,000,000  43,000,000
Bank of Scotland Treasury Services
10/2/97 5.55  45,000,000  45,000,011
12/29/97 5.75  20,000,000  20,000,240
Banque Bruxelles Lambert S.A.
10/21/97 5.60  18,000,000  18,000,197
Banque Nationale de Paris
10/1/97 5.55  10,000,000  10,000,000
Barclays Bank, PLC
10/2/97 5.54  90,000,000  90,000,021
10/14/97 5.55  172,000,000  172,000,000
Bayerische Landesbank Girozentrale
12/31/97 5.75  14,000,000  14,000,344
Bayerische Vereinsbank A.G.
10/8/97 5.55  15,000,000  14,999,985
12/2/97 5.57  26,000,000  26,000,437
12/29/97 5.75  22,000,000  22,000,264
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - CONTINUED
Bayerische Vereinsbank A.G. - continued
3/16/98 5.72% $ 39,000,000 $ 39,005,084
Den Danske Bank A/S
12/2/97 5.57  43,000,000  43,000,722
Dresdner Bank, AG, Germany
10/9/97 5.55  137,000,000  136,999,922
Lloyds Bank, PLC
10/20/97 5.60  10,000,000  10,000,090
National Westminster Bank, PLC
10/1/97 5.55  34,000,000  34,000,000
10/16/97 5.55  27,000,000  27,000,000
Norddeutsche Landesbank
1/20/98 5.70  40,000,000  40,001,198
3/16/98 5.73  9,000,000  9,000,403
Sumitomo Bank, Ltd. Japan
10/1/97 5.75  29,000,000  29,000,000
Toronto-Dominion Bank
3/3/98 5.87  30,000,000  30,000,000
Westdeutsche Landesbank
10/1/97 5.55  10,000,000  10,000,000
11/24/97 5.60  44,000,000  44,000,650
  1,243,009,125
LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 0.4%
Bankers Trust Co.
10/10/97 5.63  24,000,000  24,000,052
11/20/97 5.60  17,000,000  17,000,695
  41,000,747
TOTAL CERTIFICATES OF DEPOSIT   3,823,722,004
COMMERCIAL PAPER - 34.8%
Abbey National, North America
3/16/98 5.70  80,000,000  77,956,355
3/17/98 5.70  57,000,000  55,535,132
Asset Securitization COOP. Corp.
12/11/97 5.60  12,000,000  11,869,123
B.B.V. Finance (Delaware), Inc.
10/8/97 5.88  21,000,000  20,976,684
BHF Finance (Delaware), Inc.
10/3/97 5.56  32,000,000  31,990,204
10/10/97 5.62  9,000,000  8,987,535
BMW US Capital Corp.
10/3/97 5.55  10,000,000  9,996,928
10/7/97 5.60  5,000,000  4,995,358
10/9/97 5.58  34,000,000  33,958,067
11/10/97 5.62  20,000,000  19,876,889
11/17/97 5.61  50,000,000  49,639,014
12/22/97 5.61  13,000,000  12,836,251
Bank of Nova Scotia
12/15/97 5.60  29,000,000  28,666,500
Bear Stearns Cos., Inc.
10/14/97 5.62  20,000,000  19,959,989
10/21/97 5.60  35,000,000  34,892,667
10/27/97 5.58  11,000,000  10,956,147
11/17/97 5.60  10,000,000  9,927,933
Beneficial Corp.
10/2/97 5.57  18,000,000  17,997,225
Bradford & Bingley Building Society
12/29/97 5.77  15,000,000  14,792,333

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Canadian Imperial Bank of Commerce
10/2/97 5.55% $ 105,000,000 $ 104,983,891
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/7/97 5.56  21,000,000  20,980,610
10/20/97 5.59  11,000,000  10,968,011
11/10/97 5.62  15,000,000  14,907,667
11/13/97 5.62  6,000,000  5,960,297
CoreStates Capital Corp.
10/10/97 5.63 (a)  25,000,000  25,000,000
Cregem North America, Inc.
10/14/97 5.62  8,000,000  7,983,996
10/17/97 5.62  7,000,000  6,982,764
Delaware Funding Corp.
10/14/97 5.55  274,010,000  273,462,818
11/26/97 5.58  6,000,000  5,948,480
Den Danske Corp., Inc.
10/24/97 5.56  35,000,000  34,876,343
Eiger Capital Corp.
10/2/97 5.54  29,000,000  28,995,553
10/29/97 5.57  7,000,000  6,969,838
Enterprise Funding Corp.
10/6/97 5.55  6,359,000  6,354,116
10/15/97 5.59  5,000,000  4,989,208
10/20/97 5.59  25,000,000  24,927,299
10/27/97 5.65  14,000,000  13,943,125
11/26/97 5.60  6,000,000  5,948,200
12/3/97 5.60  10,000,000  9,903,138
Fina Oil and Chemical Co.
10/6/97 5.62  5,000,000  4,996,118
11/14/97 5.58  6,000,000  5,959,373
Ford Motor Credit Corp.
10/3/97 5.56  24,000,000  23,992,627
10/6/97 5.55  150,000,000  149,885,418
10/7/97 5.54  150,000,000  149,862,501
10/20/97 5.58  60,000,000  59,825,833
11/6/97 5.87  100,000,000  99,430,000
General Electric Capital Corp.
10/7/97 5.55  100,000,000  99,908,334
10/23/97 5.56  16,000,000  15,946,222
11/17/97 5.58  45,000,000  44,674,525
3/16/98 5.70  100,000,000  97,445,444
4/7/98 5.79  75,000,000  72,806,667
General Motors Acceptance Corp.
10/14/97 6.00  80,000,000  79,831,867
10/16/97 6.01  7,000,000  6,983,010
10/20/97 6.03  25,000,000  24,922,878
10/29/97 6.02  16,000,000  15,927,262
11/3/97 6.02  26,000,000  25,860,933
11/10/97 6.02  52,000,000  51,662,578
11/12/97 6.02  17,000,000  16,884,273
11/17/97 5.61  40,000,000  39,709,644
11/19/97 5.59  50,000,000  49,622,972
3/9/98 5.76  105,000,000  102,407,638
Goldman Sachs Group, L.P. (The)
11/12/97 5.87  65,000,000  64,567,750
Grand Met Capital Corp.
1/7/98 5.70  12,000,000  11,818,700
Merrill Lynch & Co., Inc.
11/6/97 5.60  33,000,000  32,817,840
1/14/98 5.71  17,000,000  16,724,813
3/16/98 5.73  24,000,000  23,383,587
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Morgan Stanley, Dean Witter, Discover & Co.
10/7/97 5.56% $ 25,000,000 $ 24,977,042
10/15/97 5.56  50,000,000  49,892,861
10/22/97 5.57  41,000,000  40,868,219
10/27/97 5.57  20,000,000  19,920,411
2/23/98 5.61  105,000,000  105,000,000
Nationwide Building Society
10/8/97 5.62  20,000,000  19,978,456
10/10/97 5.62  14,000,000  13,980,610
11/4/97 5.61  18,000,000  17,905,820
New Center Asset Trust
11/7/97 5.89  8,000,000  7,952,969
11/19/97 5.58  12,000,000  11,909,677
PHH Corp.
10/27/97 5.61  11,000,000  10,956,067
Preferred Receivables Funding Corp.
10/20/97 5.56  84,000,000  83,754,726
10/21/97 5.57  20,000,000  19,938,667
Rabobank U.S.A. Financial Corp.
4/1/98 5.70  26,000,000  25,275,799
Smith Barney Holdings, Inc.
10/6/97 5.56  37,000,000  36,971,582
10/16/97 5.56  50,000,000  49,885,208
Sears Roebuck Acceptance Corp.
10/8/97 5.57  19,000,000  18,979,533
Transamerica Financial Corp.
10/6/97 5.55  18,000,000  17,986,200
Triple A One Funding Corp.
10/2/97 5.55  19,000,000  18,997,081
10/2/97 5.56  11,309,000  11,307,260
10/3/97 5.56  12,000,000  11,996,307
10/6/97 5.56  25,000,000  24,980,764
10/6/97 5.57  13,125,000  13,114,890
10/16/97 5.56  35,000,000  34,919,208
10/20/97 5.58  12,000,000  11,964,850
11/7/97 5.59  5,913,000  5,879,210
Unifunding, Inc.
10/1/97 5.61  7,000,000  7,000,000
10/20/97 5.60  30,000,000  29,912,600
10/23/97 5.58  50,000,000  49,831,944
11/7/97 5.56  118,000,000  117,330,546
TOTAL COMMERCIAL PAPER    3,391,123,002
FEDERAL AGENCIES (A) - 2.8%
FEDERAL HOME LOAN BANK - AGENCY COUPONS - 0.4%
12/4/97 5.62  40,000,000  39,993,895
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - 2.4%
12/9/97 5.56  140,000,000  139,976,975
12/13/97 5.62  95,000,000  94,968,057
  234,945,032
TOTAL FEDERAL AGENCIES   274,938,927
BANK NOTES - 5.1%
Bank of New York, NA
3/17/98 6.00  25,000,000  24,995,627
Bank One, Columbus, NA
10/7/97 5.59 (a)  70,000,000  69,966,470

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
BankBoston NA
10/14/97 5.56% $ 10,000,000 $ 10,000,000
Comerica Bank, Detroit
10/17/97 5.62 (a)  22,000,000  21,987,993
Fifth Third Bank of Northwestern Ohio
10/6/97 5.55  12,000,000  12,000,000
First Bank NA - Minnesota
10/15/97 5.62 (a)  33,000,000  32,984,047
Key Bank National Association
10/1/97 5.56 (a)  28,000,000  27,982,734
10/23/97 5.61 (a)  14,000,000  13,989,223
10/24/97 5.61 (a)  36,000,000  35,982,959
10/28/97 5.61 (a)  39,000,000  38,975,911
Morgan Guaranty Trust, NY
8/31/98 5.85  30,000,000  30,012,725
National City Bank - Pennsylvania
10/2/97 5.62  28,000,000  27,983,446
Northern Trust Company
10/1/97 5.61  25,000,000  24,987,269
PNC Bank
10/1/97 5.58 (a)  14,000,000  13,990,571
10/14/97 5.61 (a)  46,000,000  45,994,379
10/27/97 5.62 (a)  28,000,000  27,989,345
Southtrust Bank
10/14/97 5.62 (a)  17,000,000  16,990,648
US Bank, NA
10/15/97 5.61 (a)  17,000,000  16,988,699
TOTAL BANK NOTES   493,802,046
MASTER NOTES (A) - 3.3%
Goldman Sachs Group, L.P. (The) (c)
11/7/97 5.72  18,000,000  18,000,000
12/16/97 5.82  90,000,000  90,000,000
J.P. Morgan Securities
10/1/97 6.63  136,000,000  136,000,000
Norwest Corp.
10/1/97 5.66  56,000,000  56,000,000
Suntrust Banks, Inc.
10/1/97 5.61  20,000,000  20,000,000
TOTAL MASTER NOTES   320,000,000
MEDIUM-TERM NOTES (A) - 2.8%
Beneficial Corp.
10/11/97 5.61  19,000,000  18,995,297
12/25/97 5.72  13,000,000  12,992,424
General Motors Acceptance Corp.
10/1/97 5.85  20,000,000  19,996,000
11/1/97 5.71  40,000,000  40,000,000
Merrill Lynch & Co., Inc.
10/1/97 5.81  42,000,000  41,995,858
10/6/97 5.64  16,000,000  15,998,143
Norwest Corp.
10/22/97 5.77  61,000,000  61,000,000
Pacific Mutual Life Insurance Co. (b)
12/9/97 5.76  37,000,000  37,000,000
MEDIUM-TERM NOTES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Transamerica Life Insurance and Annuity Co.
12/16/97 5.75% $ 25,000,000 $ 25,000,000
TOTAL MEDIUM-TERM NOTES    272,977,722
SHORT-TERM NOTES (A) - 4.8%
Capital One Funding Corp. (1994-C)
10/7/97 5.59  10,550,000  10,550,000
Capital One Funding Corp. (1995-E)
10/7/97 5.59  7,000,000  7,000,000
Capital One Funding Corp. (1996-C)
10/7/97 5.59  18,276,000  18,276,000
Capital One Funding Corp. (1996-H)
10/7/97 5.59  4,700,000  4,700,000
Capital One Funding Corp. (1997-E)
10/7/97 5.59  14,000,000  14,000,000
Capital One Funding Corp. (1997-F)
10/7/97 5.59  11,000,000  11,000,000
Liquid Asset Backed Securities Trust (1996-1) (b)
10/15/97 5.69  33,000,000  33,000,000
Liquid Asset Backed Securities Trust (1996-2) (b)
10/1/97 5.69  56,000,000  56,000,000
Liquid Asset Backed Securities Trust (1997-5) (b)
10/17/97 5.64  106,000,000  106,000,000
SMM Trust (1996-P) (b)
10/16/97 5.66  66,000,000  66,000,000
SMM Trust (1997-I) (b)
10/29/97 5.66  14,000,000  14,000,000
SMM Trust (1997-V) (b)
10/27/97 5.66  69,000,000  69,000,000
SMM Trust (1997-W) (b)
10/16/97 5.66  61,000,000  61,000,000
TOTAL SHORT-TERM NOTES   470,526,000
TIME DEPOSITS - 6.1%
Bank of Tokyo - Mitsubishi Ltd.
10/2/97 5.66  86,000,000  86,000,000
10/2/97 5.67  18,000,000  18,000,000
10/6/97 5.65  22,000,000  22,000,000
10/10/97 5.66  4,000,000  4,000,000
10/22/97 5.66  22,000,000  22,000,000
11/3/97 5.63  89,000,000  89,000,000
Credit Agricole Indosuez
10/1/97 6.50  45,000,000  45,000,000
Sanwa Bank, Ltd. Japan
10/10/97 5.66  36,000,000  36,000,000
Sumitomo Bank, Ltd. Japan
10/3/97 5.69  18,000,000  18,000,000
10/9/97 5.69  36,000,000  36,000,000
10/22/97 5.69  22,000,000  22,000,000
11/4/97 5.69  17,000,000  17,000,000
Toronto-Dominion Bank
10/1/97 6.63  58,000,000  58,000,000
Westdeutsche Landesbank
10/1/97 6.56  126,000,000  126,000,000
TOTAL TIME DEPOSITS   599,000,000
REPURCHASE AGREEMENTS - 1.1%
   MATURITY VALUE
   AMOUNT (NOTE 1)
In a joint trading account
 (U.S. Government Obligations)
 dated 9/30/97 due 10/1/97
  At 6.09%  $ 103,753,549 $ 103,736,000
  At 6.15%   1,930,330  1,930,000
TOTAL REPURCHASE AGREEMENTS   105,666,000
TOTAL INVESTMENTS - 100% $ 9,751,755,701
Total Cost for Income Tax Purposes $ 9,751,755,701
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $442,000,000 or 4.8% of net assets.
3. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Goldman Sachs
 Group, L.P. (The):
  5.72%, 11/7/97 8/5/97 $ 18,000,000
  5.82%, 12/16/97 6/11/97 $ 90,000,000
OTHER INFORMATION
At the end of the period, restricted securities (excluding 144A issues) amounted to $108,000,000 or 1.2% of net assets.
INCOME TAX INFORMATION
At March 31, 1997, the fund had a capital loss carryforward of approximately $2,040,000 of which $336,000, $898,000, $547,000,
$245,000 and $14,000 will expire on March 31, 2001, 2002, 2003, 2004 and 2005, respectively.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: MONEY MARKET
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 SEPTEMBER 30, 1997 (UNAUDITED)




ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $105,666,000) - SEE ACCOMPANYING   $ 9,751,755,701
SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                                            200,000

INTEREST RECEIVABLE                                                                                        46,034,209

 TOTAL ASSETS                                                                                             9,797,989,910

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                         $ 501,029,333

SHARE TRANSACTIONS IN PROCESS                                                              2,700,000

DISTRIBUTIONS PAYABLE                                                                      15,652,634

ACCRUED MANAGEMENT FEE                                                                     1,294,791

OTHER PAYABLES AND ACCRUED EXPENSES                                                        562,506

 TOTAL LIABILITIES                                                                                        521,239,264

NET ASSETS                                                                                                $ 9,276,750,646

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                           $ 9,278,971,111

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                    (2,220,465)

NET ASSETS                                                                                                $ 9,276,750,646

CLASS I:                                                                                                  $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($8,682,221,544 (DIVIDED BY)
 8,684,277,554 SHARES)

CLASS II:                                                                                                  $1.00
NET ASSET VALUE OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($65,922,555 (DIVIDED BY)
 65,938,166 SHARES)

CLASS III:                                                                                                 $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($528,606,547 (DIVIDED BY)
 528,731,725 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)


INTEREST INCOME                                                        $ 272,905,470

EXPENSES

MANAGEMENT FEE                                          $ 8,796,438

TRANSFER AGENT FEES                                      1,032,896
CLASS I

 CLASS II                                                10,871

 CLASS III                                               71,326

DISTRIBUTION FEES                                        76,103
CLASS II

 CLASS III                                               674,931

ACCOUNTING FEES AND EXPENSES                             384,249

NON-INTERESTED TRUSTEES' COMPENSATION                    29,744

CUSTODIAN FEES AND EXPENSES                              79,322

REGISTRATION FEES                                        696,786
CLASS I

 CLASS II                                                21,576

 CLASS III                                               97,177

AUDIT                                                    52,809

LEGAL                                                    31,807

MISCELLANEOUS                                            2,002

 TOTAL EXPENSES BEFORE REDUCTIONS                        12,058,037

 EXPENSE REDUCTIONS                                      (2,684,764)    9,373,273

NET INTEREST INCOME                                                     263,532,197

NET REALIZED GAIN (LOSS)                                                (181,375)
 ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 263,350,822


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED     YEAR ENDED
                                    SEPTEMBER 30, 1997   MARCH 31,
                                    (UNAUDITED)          1997


OPERATIONS                                                                            $ 263,532,197     $ 488,133,785
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                                              (181,375)         (13,722)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       263,350,822       488,120,063

DISTRIBUTIONS TO SHAREHOLDERS FROM:                                                    (246,578,228)     (461,178,632)
NET INTEREST INCOME
 CLASS I

  CLASS II                                                                             (2,692,965)       (5,834,884)

  CLASS III                                                                            (14,261,004)      (21,120,269)

 TOTAL DISTRIBUTIONS                                                                   (263,532,197)     (488,133,785)

SHARE TRANSACTIONS - NET INCREASE (DECREASE) AT NET ASSET VALUE OF $1.00 PER SHARE:    (31,742,841)      2,248,152,485
CLASS I

 CLASS II                                                                              (101,680,946)     103,399,852

 CLASS III                                                                             84,587,383        214,546,392

 TOTAL SHARE TRANSACTIONS                                                              (48,836,404)      2,566,098,729

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                              (49,017,779)      2,566,085,007

NET ASSETS

 BEGINNING OF PERIOD                                                                   9,325,768,425     6,759,683,418

 END OF PERIOD                                                                        $ 9,276,750,646   $ 9,325,768,425



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I

                          SIX MONTHS ENDED     YEARS ENDED MARCH 31,
                          SEPTEMBER 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)          1997                    1996   1995   1994   1993





NET ASSET VALUE, BEGINNING OF PERIOD    $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                     .028          .053          .057          .049          .032          .035

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME               (.028)        (.053)        (.057)        (.049)        (.032)        (.035)

NET ASSET VALUE, END OF PERIOD          $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

TOTAL RETURN B                          2.79%         5.43%         5.90%         4.99%         3.20%         3.58%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED) $ 8,682,222   $ 8,714,137   $ 6,465,953   $ 5,130,123   $ 3,200,277   $ 4,332,995

RATIO OF EXPENSES TO AVERAGE NET ASSETS .18% A,       .18% C        .18%          .18%          .18%          .18% C
                                        C                           C             C             C

RATIO OF NET INTEREST INCOME TO AVERAGE
NET ASSETS                              5.51% A       5.31%         5.73%         5.00%         3.15%         3.50%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS
THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS
WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

FIDELITY INSTITUTIONAL CASH PORTFOLIOS: MONEY MARKET
FINANCIAL STATEMENTS - CONTINUED


FINANCIAL HIGHLIGHTS - CLASS II
                          SIX MONTHS ENDED     YEARS ENDED MARCH 31,
                          SEPTEMBER 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)          1997                    1996 D


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000      $ 1.000     $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .027         .051        .022

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.027)       (.051)      (.022)

NET ASSET VALUE, END OF PERIOD                        $ 1.000      $ 1.000     $ 1.000

TOTAL RETURN B                                         2.72%        5.27%       2.17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 65,923     $ 167,583   $ 64,200

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .33% A, C    .33% C      .33% A,
                                                                               C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.36% A      5.16%       5.29% A


FINANCIAL HIGHLIGHTS - CLASS III

                          SIX MONTHS ENDED     YEARS ENDED MARCH 31,
                          SEPTEMBER 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)          1997                    1996   1995   1994 E



NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .026         .050        .055        .046        .011

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.026)       (.050)      (.055)      (.046)      (.011)

NET ASSET VALUE, END OF PERIOD                        $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN B                                         2.67%        5.17%       5.61%       4.66%       1.08%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 528,607    $ 444,048   $ 229,530   $ 457,286   $ 89,463

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .43% A, C    .43% C      .45% C      .50% C      .50% A,
                                                                                                       C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.27% A      5.06%       5.46%       4.94%       2.83% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).
C FMR AGREED TO REIMBURSE
A PORTION OF THE CLASS'
EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).
D FOR THE PERIOD NOVEMBER
6, 1995
(COMMENCEMENT OF SALE
OF CLASS II SHARES) TO
MARCH 31, 1996.
E FOR THE PERIOD NOVEMBER
17, 1993
(COMMENCEMENT OF SALE
OF CLASS III SHARES ) TO
MARCH 31, 1994.

FIDELITY MONEY MARKET TRUST: RATED MONEY MARKET
INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


 CERTIFICATES OF DEPOSIT - 37.1%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.5%
ABN-AMRO Bank
12/4/97 5.75% $ 2,000,000 $ 1,998,882
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 26.6%
Bank of Nova Scotia
11/12/97 5.60  2,000,000  2,000,000
4/1/98 6.20  2,000,000  1,999,429
7/21/98 5.97  1,000,000  998,758
Banque Nationale de Paris
10/8/97 5.55  2,000,000  2,000,004
Barclays Bank, PLC
10/9/97 5.55  7,000,000  7,000,000
Bayerische Hypotheken - und Weschel
10/22/97 5.55  3,000,000  3,000,000
Bayerische Landesbank Girozentrale
12/4/97 5.87  1,000,000  999,102
Caisse Nationale de Credit Agricole
10/20/97 5.60  2,000,000  2,000,000
10/22/97 5.59  2,000,000  2,000,000
11/13/97 5.86  1,000,000  1,000,000
Canadian Imperial Bank of Commerce
10/2/97 5.55  2,000,000  2,000,000
10/3/97 5.55  2,000,000  2,000,001
11/3/97 5.55  2,000,000  2,000,000
12/1/97 5.58  3,000,000  3,000,000
Credit Agricole Indosuez
10/17/97 5.57  5,000,000  4,999,934
Credit Suisse First Boston
10/10/97 5.55  4,000,000  4,000,000
Deutsche Bank, Germany
10/28/97 5.70  1,000,000  999,906
1/16/98 5.80  5,000,000  4,999,392
Hongkong & Shanghai Banking Corp.
12/22/97 5.60  2,000,000  2,000,000
National Westminster Bank, PLC
6/23/98 6.00  3,000,000  2,998,147
7/22/98 5.89  5,000,000  4,997,863
8/7/98 5.97  3,000,000  2,996,740
Sanwa Bank, Ltd. Japan
10/3/97 5.70  1,000,000  1,000,004
10/27/97 5.65  2,000,000  2,000,000
Societe Generale, France
10/20/97 5.56  10,000,000  10,000,000
11/12/97 5.90  2,000,000  2,000,000
11/18/97 5.58  4,000,000  4,000,000
Sumitomo Bank, Ltd. Japan
10/9/97 5.75  1,000,000  1,000,000
11/25/97 5.68  2,000,000  2,000,000
Swiss Bank Corp.
12/22/97 5.99  2,000,000  2,000,000
12/30/97 6.04  3,000,000  3,000,000
2/2/98 5.65  11,000,000  11,000,000
8/28/98 5.97  2,000,000  1,999,133
Westdeutsche Landesbank
12/22/97 5.62  1,000,000  1,000,000
  100,988,413
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.3%
National Westminster Bank, PLC
2/12/98 5.75  1,000,000  1,000,000

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
SAN FRANCISCO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.3%
Banque Nationale de Paris
11/17/97 5.61% $ 1,000,000 $ 1,000,022
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 8.9%
Abbey National, Treasury Services
1/9/98 5.70  10,000,000  9,998,841
3/4/98 5.87  2,000,000  2,000,000
Banco Santander
10/6/97 5.55  1,000,000  1,000,001
Bank of Nova Scotia
10/14/97 5.55  1,000,000  1,000,000
11/12/97 5.86  1,000,000  1,000,000
Barclays Bank, PLC
10/2/97 5.54  3,000,000  3,000,001
10/3/97 5.55  4,000,000  4,000,000
Bayerische Vereinsbank A.G.
12/29/97 5.75  5,000,000  5,000,120
National Westminster Bank, PLC
10/1/97 5.54  1,000,000  1,000,000
10/16/97 5.55  1,000,000  1,000,000
Norddeutsche Landesbank
3/16/98 5.73  2,000,000  2,000,171
Westdeutsche Landesbank
10/1/97 5.55  1,000,000  1,000,000
11/24/97 5.60  2,000,000  2,000,030
  33,999,164
LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 0.5%
Bankers Trust Co.
10/10/97 5.63  1,000,000  1,000,002
11/20/97 5.60  1,000,000  1,000,020
  2,000,022
TOTAL CERTIFICATES OF DEPOSIT   140,986,503
 COMMERCIAL PAPER - 38.2%
Abbey National, North America
3/17/98 5.70  8,000,000  7,794,404
Bank of Nova Scotia
12/15/97 5.60  1,000,000  988,500
BMW US Capital Corp.
11/10/97 5.62  1,000,000  993,844
Bradford & Bingley Building Society
10/16/97 5.57  600,000  598,618
Caisse des Depots et Consignations
10/17/97 5.57  5,000,000  4,987,778
Caisse d'Amortissement de la Dette Sociale
10/20/97 5.62  2,100,000  2,093,793
11/12/97 5.60  530,000  526,562
Campbell Soup Co.
12/29/97 5.61  5,000,000  4,932,261
Canadian Imperial Bank of Commerce
10/2/97 5.55  8,000,000  7,998,773
CIT Group Holdings, Inc.
10/2/97 5.54  1,000,000  999,847
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/7/97 5.56  6,000,000  5,994,460
Cregem North America, Inc.
10/28/97 5.59  10,000,000  9,958,675
 COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Eiger Capital Corp.
10/2/97 5.54% $ 2,000,000 $ 1,999,693
10/6/97 5.56  10,000,000  9,992,319
10/6/97 5.63  1,000,000  999,219
10/29/97 5.57  4,000,000  3,982,764
Enterprise Funding Corp.
10/9/97 5.56  1,275,000  1,273,430
10/14/97 5.57  1,017,000  1,014,973
10/15/97 5.57  2,546,000  2,540,505
10/20/97 5.59  1,000,000  997,092
10/21/97 5.57  5,632,000  5,614,666
11/7/97 5.61  2,474,000  2,459,837
Fleet Funding Corp.
10/9/97 5.57  4,130,000  4,124,906
Ford Motor Credit Corp.
10/3/97 5.56  5,000,000  4,998,464
11/5/97 5.87  2,000,000  1,988,917
General Electric Capital Corp.
10/23/97 5.56  4,000,000  3,986,556
4/7/98 5.79  5,000,000  4,853,778
Goldman Sachs Group, L.P. (The)
11/12/97 5.87  5,000,000  4,966,750
Matterhorn Capital Corp. (LOC Union Bank of Switzerland)
10/17/97 5.57  1,000,000  997,533
10/22/97 5.63  4,946,000  4,929,843
Merrill Lynch & Co., Inc.
11/17/97 5.60  495,000  491,413
11/21/97 5.61  309,000  306,579
3/16/98 5.73  5,000,000  4,871,581
Morgan Stanley, Dean Witter, Discover & Co.
2/23/98 5.61 (a)  2,000,000  2,000,000
Nationwide Building Society
11/4/97 5.61  1,000,000  994,768
New Center Asset Trust
10/9/97 5.57  260,000  259,680
Preferred Receivables Funding Corp.
10/6/97 5.56  4,211,000  4,207,766
10/20/97 5.56  4,000,000  3,988,326
Triple A One Funding Corp.
10/1/97 5.57  10,400,000  10,400,000
10/16/97 5.58  5,000,000  4,988,438
10/17/97 5.60  2,940,000  2,932,722
TOTAL COMMERCIAL PAPER   145,030,033
 FEDERAL AGENCIES (A) - 2.6%
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS
12/9/97 5.56  5,000,000  4,999,178
12/13/97 5.62  5,000,000  4,998,319
TOTAL FEDERAL AGENCIES   9,997,497
 BANK NOTES - 5.3%
BankBoston NA
10/14/97 5.56  3,000,000  3,000,000
Morgan Guaranty Trust, NY
11/14/97 5.70 (a)  10,000,000  9,999,121
Northern Trust Co.
10/1/97 5.61 (a)  5,000,000  4,997,455

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Southtrust Bank
10/14/97 5.62% (a) $ 1,000,000 $ 999,450
US Bank, NA
10/15/97 5.61 (a)  1,000,000  999,335
TOTAL BANK NOTES    19,995,361
 MEDIUM-TERM NOTES (A) - 1.0%
Merrill Lynch & Co.
10/1/97 5.81  3,000,000  2,999,704
10/6/97 5.64  1,000,000  999,885
TOTAL MEDIUM-TERM NOTES   3,999,589
 SHORT-TERM NOTES (A) - 2.7%
Capital One Funding Corp. (1994-B)
10/7/97 5.59  4,061,000  4,061,000
Capital One Funding Corp. (1994-C)
10/7/97 5.59  2,225,000  2,225,000
Liquid Asset Backed Security Trust (1997-5) (b)
10/17/97 5.64  4,000,000  4,000,000
TOTAL SHORT-TERM NOTES   10,286,000
 TIME DEPOSITS - 5.0%
Bank of Tokyo - Mitsubishi Ltd.
10/10/97 5.66  5,000,000  5,000,000
10/22/97 5.66  1,000,000  1,000,000
11/3/97 5.63  3,000,000  3,000,000
Sanwa Bank, Ltd. Japan
10/10/97 5.66  5,000,000  5,000,000
Sumitomo Bank, Ltd. Japan
10/3/97 5.69  3,000,000  3,000,000
10/9/97 5.69  1,000,000  1,000,000
10/22/97 5.69  1,000,000  1,000,000
TOTAL TIME DEPOSITS   19,000,000
 REPURCHASE AGREEMENTS - 8.1%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 9/30/97 due 10/1/97
  At 6.09%  $ 30,752,200  30,747,000
TOTAL INVESTMENTS - 100%   $ 380,041,983
Total Cost for Income Tax Purposes  $ 380,041,983
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,000,000 or 1.1% of net assets.
INCOME TAX INFORMATION
At March 31, 1997, the fund had a capital loss carryforward of approximately $17,000 of which $2,000, $5,000 and $10,000 will expire on March 31, 1998, 2004 and 2005, respectively.
FIDELITY MONEY MARKET TRUST: RATED MONEY MARKET
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 SEPTEMBER 30, 1997 (UNAUDITED)




ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $30,747,000) - SEE ACCOMPANYING
SCHEDULE                                                                                                    $ 380,041,983

INTEREST RECEIVABLE                                                                                         2,115,594

 TOTAL ASSETS                                                                                               382,157,577

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                          $ 19,000,000

DISTRIBUTIONS PAYABLE                                                                       264,563

ACCRUED MANAGEMENT FEE                                                                      65,691

DISTRIBUTION FEES PAYABLE                                                                    12,601

OTHER PAYABLES AND ACCRUED EXPENSES                                                          13,294

 TOTAL LIABILITIES                                                                                           19,356,149

NET ASSETS                                                                                                  $ 362,801,428

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                             $ 362,899,307

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                        (97,879)

NET ASSETS                                                                                                  $ 362,801,428

CLASS I:                                                                                                   $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($301,525,599 (DIVIDED BY)
 301,606,945 SHARES)

CLASS II:                                                                                                   $1.00
NET ASSET VALUE OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($11,834,620 (DIVIDED BY)
 11,837,814 SHARES)

CLASS III:                                                                                                   $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER SHARE
 ($49,441,209 (DIVIDED BY) 49,454,548
 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

INTEREST INCOME                                                      $ 9,928,481

EXPENSES

MANAGEMENT FEE                                          $ 735,762

DISTRIBUTION FEES                                        7,942
CLASS II

 CLASS III                                               42,724

NON-INTERESTED TRUSTEES' COMPENSATION                    1,176

 TOTAL EXPENSES BEFORE REDUCTIONS                        787,604

 EXPENSE REDUCTIONS                                      (388,636)    398,968

NET INTEREST INCOME                                                   9,529,513

NET REALIZED GAIN (LOSS)                                              (13,751)
 ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 9,515,762


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED     YEAR ENDED
                                    SEPTEMBER 30, 1997   MARCH 31,
                                    (UNAUDITED)          1997


OPERATIONS                                                                            $ 9,529,513     $ 16,324,511
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                                              (13,751)        (10,180)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       9,515,762       16,314,331

DISTRIBUTIONS TO SHAREHOLDERS FROM:                                                    (8,353,202)     (15,341,476)
NET INTEREST INCOME
 CLASS I

  CLASS II                                                                             (277,911)       (430,045)

  CLASS III                                                                            (898,400)       (552,990)

 TOTAL DISTRIBUTIONS                                                                   (9,529,513)     (16,324,511)

SHARE TRANSACTIONS - NET INCREASE (DECREASE) AT NET ASSET VALUE OF $1.00 PER SHARE:    (11,361,519)    89,124,894
 CLASS I

  CLASS II                                                                             (2,331,739)     9,458,555

  CLASS III                                                                            32,799,871      15,044,461

 TOTAL SHARE TRANSACTIONS                                                              19,106,613      113,627,910

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                              19,092,862      113,617,730

NET ASSETS

 BEGINNING OF PERIOD                                                                   343,708,566     230,090,836

 END OF PERIOD                                                                        $ 362,801,428   $ 343,708,566



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I


                          SIX MONTHS ENDED     YEAR ENDED    SEVEN MONTHS    YEARS ENDED AUGUST 31,                 TEN
MONTHS
                          SEPTEMBER 30, 1997   MARCH 31,     ENDED                                                  ENDED

                                                             MARCH 31,                                              AUGUST
31,

SELECTED PER-SHARE DATA   (UNAUDITED)          1997          1996            1995                     1994   1993   1992





NET ASSET VALUE, BEGINNING OF PERIOD       $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000


INCOME FROM INVESTMENT OPERATIONS


 NET INTEREST INCOME                        .027        .053        .032        .054        .033        .029        .034


LESS DISTRIBUTIONS


 FROM NET INTEREST INCOME                   (.027)      (.053)      (.032)      (.054)      (.033)      (.029)      (.034)


NET ASSET VALUE, END OF PERIOD             $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000


TOTAL RETURN B                              2.77%       5.39%       3.21%       5.53%       3.34%       2.93%       3.44%


RATIOS AND SUPPLEMENTAL DATA


NET ASSETS, END OF PERIOD (000 OMITTED)    $ 301,526   $ 312,892   $ 223,772   $ 300,863   $ 399,333   $ 611,410   $ 765,721


RATIO OF EXPENSES TO AVERAGE NET ASSETS     .20% A,     .20% C      .27% A,     .42%        .42%        .42%        .42%

                                           C                       C                                               A


RATIO OF NET INTEREST INCOME TO AVERAGE     5.46% A     5.26%       5.46% A     5.33%       3.24%       2.89%       4.04%

NET ASSETS                                                                                                         A




A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 5
OF NOTES TO FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A PORTION OF
THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).


FIDELITY INSTITUTIONAL CASH PORTFOLIOS: RATED MONEY MARKET
FINANCIAL STATEMENTS - CONTINUED


FINANCIAL HIGHLIGHTS - CLASS II
                          SIX MONTHS ENDED     YEARS ENDED MARCH 31,
                          SEPTEMBER 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)          1997                    1996 D


NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000      $ 1.000    $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .027         .051       .021

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.027)       (.051)     (.021)

NET ASSET VALUE, END OF PERIOD                        $ 1.000      $ 1.000    $ 1.000

TOTAL RETURN B                                         2.70%        5.23%      2.15%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 11,835     $ 14,166   $ 4,709

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .35% A, C    .35% C     .35% A,
                                                                              C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.32% A      5.14%      5.06% A


FINANCIAL HIGHLIGHTS - CLASS III
                          SIX MONTHS ENDED     YEARS ENDED MARCH 31,
                          SEPTEMBER 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)          1997                    1996 E


NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000      $ 1.000    $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .026         .050       .021

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.026)       (.050)     (.021)

NET ASSET VALUE, END OF PERIOD                        $ 1.000      $ 1.000    $ 1.000

TOTAL RETURN B                                         2.65%        5.12%      2.11%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 49,441     $ 16,651   $ 1,610

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .45% A, C    .45% C     .45% A,
                                                                              C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.22% A      5.03%      5.01% A


A ANNUALIZED
B TOTAL RETURNS
FOR PERIODS OF
LESS THAN ONE
YEAR ARE NOT
ANNUALIZED.
THE TOTAL
RETURNS WOULD
HAVE BEEN
LOWER HAD
CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE
PERIODS SHOWN
(SEE NOTE 5 OF
NOTES TO
FINANCIAL
STATEMENTS).
C FMR AGREED TO
REIMBURSE A
PORTION OF THE
CLASS'
EXPENSES
DURING THE
PERIOD.
WITHOUT THIS
REIMBURSEMEN
T, THE CLASS'
EXPENSE RATIO
WOULD HAVE
BEEN HIGHER
(SEE NOTE 5 OF
NOTES TO
FINANCIAL
STATEMENTS).
D FOR THE PERIOD
NOVEMBER 6,
1995
(COMMENCEM
ENT OF SALE OF
CLASS II
SHARES) TO
MARCH 31,
1996.
E FOR THE PERIOD
NOVEMBER 6,
1995
(COMMENCEM
ENT OF SALE OF
CLASS III
SHARES) TO
MARCH 31,
1996.

FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS: TAX-EXEMPT
INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL SECURITIES (A) - 100%
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
ALABAMA - 1.9%
Alabama Hsg. Fin. Auth. Multi-Family Hsg. Rev. (Homewood Gardens
Proj.)
Series 1991 C, 4.35%, LOC Southtrust Bank of Alabama, VRDN  $
2,165,000 $ 2,165,000
Anniston Ind. Dev. Board (Monsanto Co. Proj.) Series 1992, 4.05%, VRDN
 9,100,000  9,100,000
Anniston Solid Waste Disp. Auth. (Monsanto Co. Proj.) Series 1992,
4.05%, VRDN   2,230,000  2,230,000
Chatam Ind. Dev. Board Poll. Cont. Rev. Bonds (Alabama Elec. Coop.,
Inc. Proj.)
Series 1993, 3.70% (Nat'l. Rural Util. Coop. Fin. Guaranteed) CP mode
  5,400,000  5,400,000
Columbia Ind. Dev. Board Participating VRDN, 4.15%
(Liquidity Facility Caisse des Depots et Consignments) (b)   2,180,000
2,180,000
Decatur Ind. Dev. Board (Monsanto Co. Proj.) Series 1990, 4.05%, VRDN
 5,925,000  5,925,000
Decatur Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.) VRDN:
 Series 1992, 4.05%   900,000  900,000
 Series 1994, 4.05%   3,115,000  3,115,000
Huntsville Ind. Dev. Board Rev. Rfdg. (PPG Inds., Inc. Proj.) Series
1992, 4.05%, VRDN   1,000,000  1,000,000
Jefferson County Sewer Rev. Participating VRDN, Series 1997 D PT-124,
4.15%
(Liquidity Facility Commerzbank, AG) (b)(c)   3,800,000  3,800,000
Tarrant City Ind. Dev. Board Rev. Rfdg. (Philip Morris Co., Inc.)
Series 1993, 4.15%, VRDN   2,300,000  2,300,000
Tuscaloosa County Port Auth. Rev. (Capstone Hotel Ltd. Proj.)
Series 1989 A, 4.15%, LOC Southtrust Bank of Alabama, VRDN   4,160,000
4,160,000
  42,275,000
ALASKA - 0.3%
Alaska Hsg. Fin. Corp. Participating VRDN, Series 1997 F, 4.18% (Liquidity Facility Bank of America Nat'l Trust & Savings) (b) 1,500,000 1,500,000
Valdez Marine Terminal Rev. Rfdg., VRDN:
 (Atlantic Richfield Co. Proj.) Series 1994 B, 4.25%   2,700,000
2,700,000
 (Exxon Pipeline Co. Proj.) Series 1993 B, 3.80%   3,200,000
3,200,000
  7,400,000
ARIZONA - 1.7%
Apache County Ind. Dev. Auth. (Tucson Elec. Pwr. Co. Proj.) Series
1981 B, 4.20%,
LOC Bank of Tokyo - Mitsubishi Ltd., VRDN   5,400,000  5,400,000
Arizona Health Facs. Auth. (Blood Systems, Inc. Proj.) Series 1995,
4.15%,
LOC Bank One, Arizona, VRDN   1,000,000  1,000,000
Maricopa County Commty. College Dist. Bonds 6% 7/1/98   2,880,000
2,924,115
Mesa Ind. Dev. Auth. Participating VRDN, Series 1997 B, 4.15%
(Liquidity Facility Caisse des Depots et Consignments) (b)   2,675,000
2,675,000
Mesa Muni. Dev. Corp. Bonds Series 1996 A&B, 3.95% 10/8/97,
LOC Westdeutsche Landesbank Girozentrale, CP mode   1,900,000
1,900,000
Phoenix Ind. Dev. Auth. Multi-Family Hsg. Rev. Rfdg. (Paradise Lakes
Apt. Proj.)
Series 1995, 4.20%, LOC GE Capital Corp., VRDN   17,500,000
17,500,000
University of Arizona Sys. Rev. BAN Series 1997, 3.95% 10/1/98
5,600,000  5,600,000
  36,999,115
ARKANSAS - 0.8%
Arkansas Hosp. Equip. Fin. Auth., VRDN:
 (Baptist Health Proj.) Series 1995, 4.15%, LOC Credit Suisse First
Boston   5,425,000  5,425,000
 (Jefferson Hosp. Assoc. Proj.) Series 1989, 4.05%, LOC Kredietbank,
NV   3,570,000  3,570,000
Crossett Poll. Cont. Rev. Rfdg. (Georgia-Pacific Corp. Proj.) Series
1991, 4.15%,
LOC SunTrust Bank, Atlanta, VRDN   3,500,000  3,500,000
Univ. of Arkansas Rev. 4.20%, LOC Credit Suisse First Boston, VRDN 5,000,000 5,000,000
  17,495,000
CALIFORNIA - 8.6%
California Higher Ed. Loan Auth. Student Loan Rev. Senior Lien Bonds Series 1992 A, 4%,
tender 7/1/98, LOC Student Loan Marketing Assoc.   12,000,000
12,000,000
California Poll. Cont. Fin. Auth. (Pacific Gas & Elec. Co.) Series
1996 G, 3.80%, VRDN   2,200,000  2,200,000
California School Cash Reserves Prog. TRAN Series1997 A, 4.75%, 7/2/98

(AMBAC Insured)   31,100,000  31,302,138
California Participating VRDN Series CR-153D, 4.13% (Liquidity
Facility Citibank, NY) (b)   1,555,000  1,555,000
California State RAN Series 1997, 4.50% 6/30/98   53,100,000
53,353,002
California State Participating VRDN, Series FR-23, 4% (Liquidity
Facility Bank of New York) (b)   900,000  900,000
Central Valley School Fin. Auth. TRAN Series1997, 4.50% 8/27/98 3,500,000 3,518,258
Los Angeles County Gen. Oblig. TRAN Series A, 4.50% 6/30/98
21,500,000  21,596,433
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 3.90% 10/10/97,
LOC Toronto-Dominion Bank, Bank of Nova Scotia, CP   15,000,000
15,000,000
Los Angeles Gen. Oblig. TRAN 4.50% 6/30/98   23,000,000  23,102,262
Los Angeles Unified School Dist. TRAN Series 1997-98, 4.50% 7/1/98 540,0000 5,427,222
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Riverside County Gen. Oblig. TRAN 4.50% 6/30/98  $ 7,600,000 $
7,629,929
South Coast Local Ed. TRAN 4.50% 6/30/98 (MBIA Insured)   9,000,000
9,041,585
  186,625,829
COLORADO - 2.9%
Adams County Rev. (Adams Mental Health Foundation) Series 1997,
4.15%, LOC Bank One, Colorado, VRDN   2,000,000  2,000,000
Colorado Hsg. & Fin. Auth. Multi-Family Hsg. Rev., VRDN:
 (Loretto Heights Proj.) Series 1996-F, 4.10% (FNMA Guaranteed) 9,200,000 9,200,000
 (Central Park Proj.) 4.10% (FNMA Guaranteed)   3,460,000  3,460,000
 (Greenwood Point Proj.) Series 1996-D, 4.10% (FNMA Guaranteed) 4,470,000 4,470,000
Colorado Post Secondary Ed. Facs. Auth. Participating VRDN, 4.25%
(Liquidity Facility Norwest Bank NA, Minnesota) (b)   3,350,000
3,350,000
Colorado Springs Util. Sys. Rev. Participating VRDN, 4.25%
(Liquidity Facility Societe Generale, France) (b)   3,700,000
3,700,000
Colorado Gen. Oblig. TRAN Series A, 4% 6/26/98    4,000,000  4,003,365
Denver City & County Aviation Airport Sys. Rev. Participating VRDN
(b):
 Series PA-165, 4.15% (Liquidity Facility Merrill Lynch & Co., Inc.) 23,595,000 23,595,000
 Series 1997 Q, 4.25% (Liquidity Facility CoreStates Bank)   2,900,000
2,900,000
Pitkin County Multi-Family Hsg. Rev. Rfdg. (Centennial Aspen Proj.) Series 1996 A, 4.15%,
LOC Bank of New York, NY, VRDN   3,250,000  3,250,000
Pueblo County School Dist. Participating VRDN, Series 1996 G, 4.25%
(Liquidity Facility Norwest Bank NA, Minnesota) (b)   2,220,000
2,220,000
  62,148,365
DELAWARE - 0.5%
Delaware Econ. Dev. Auth., VRDN:
 (Hosp. Billing & Collection Svcs. Proj.) Series 1985 B, 4.05%
 (BIG Insured) (BPA Morgan Stanley Dean Witter Discover & Co.)
1,700,000  1,700,000
 (Peninsula United Methodist Homes, Inc.) Series 1992 B,
 4.10%, LOC PNC Bank   5,000,000  5,000,000
 (Philip Morris Co., Inc. Proj.) Series1992, 4.05%   3,300,000
3,300,000
  10,000,000
FLORIDA - 7.1%
Broward County Hsg. Fin. Auth. Multi-Family Hsg. (Palm Aire-Oxford
Proj.)
Series 1990, 4.25% (Continental Casualty Co. Guaranteed) VRDN
1,620,000  1,620,000
Dade County Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds
 Series 1997-C, 3.95%, tender 10/16/98 (FGIC/Capital Market Services
Guaranteed)   2,305,000  2,305,000
Dade County Ind. Dev. Rev. (South Dade Jewish Commty. Ctr.) 4.15%,
LOC SunTrust Bank, Miami, VRDN   700,000  700,000
Florida Board of Ed. Participating VRDN (b):
 Series 1995 SG-22, 4.20% (Liquidity Facility Societe Generale,
France)    1,500,000  1,500,000
 Series 96C0917, 4.72% (Liquidity Facility Citibank)    2,900,000
2,900,000
Florida Capital Proj. Fin. Auth. (Capital Proj. Loan Prog.)
Series 1997-A, 4.10% (FSA Insured) (BPA Credit Suisse First Boston)
VRDN   20,000,000  20,000,000
Florida Insured Muni. Securities Trust Participating VRDN, Series
1996, 4.25%,
Liquidity Facility Norwest Bank NA, Minnesota (b)   1,000,000
1,000,000
Florida Local Gov't. Fin. Commission Pooled Notes Series A, 3.65%
10/20/97,
LOC First Union Nat'l. Bank, CP   11,710,000  11,710,000
Gulf Breeze Rev. Series 1995 A, 4.15%, LOC Barnett Bank of
Jacksonville, VRDN   1,600,000  1,600,000
Highlands County Health Facs. Auth. Rev. (Adventist Health/Sunbelt
Proj.) VRDN:
 Series B, 4.10% (Capital Markets Assurance Corp. Insured)
 (Liquidity Facility Canadian Imperial Bank of Commerce)   17,000,000
17,000,000
 Series 1996 A, 4.10%, LOC SunTrust Bank, Orlando   3,845,000
3,845,000
 4.10% (Capital Markets Assurance Corp. Insured)
 (BPA First Nat'l. Bank of Chicago)    15,000,000  15,000,000
Indian River County Hosp. Dist. Hosp. Rev. Bonds:
 Series 1988, 3.75% 11/12/97, LOC Kredietbank, CP mode   2,000,000
2,000,000
 Series 1989, 3.75% 11/12/97, LOC Kredietbank, CP mode   1,000,000
1,000,000
 Series 1990, 3.75% 11/12/97, LOC Kredietbank, CP mode   4,300,000
4,300,000
Jacksonville Health Fac. Auth. Hosp. Rev. Participating VRDN, Series
1996 M, 4.15%
(Liquidity Facility Caisse des Depots et Consignments) (b)   6,940,000
6,940,000
Jacksonville Hosp. Rev. (Univ. Med. Ctr.) Series 1988, 4.25%, LOC
Sumitomo Bank Ltd., VRDN   2,300,000  2,300,000
Lakeland Elec. & Wtr. Participating VRDN, Series 960901, 3.61%
(Liquidity Facility Citibank, NY) (b)   6,600,000  6,600,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Lee County Hosp. Rev. Bonds (Lee Memorial Hosp. Proj.):
 Series 1997 B, 3.75% 10/21/97
 (Liquidity Facility Suntrust Bank Central Florida, NA) CP mode $ 5,400,000 $ 5,400,000
 Series 1995, 3.90% 12/10/97 (Liquidity Facility Suntrust Bank, Miami)
CP mode   2,500,000  2,500,000
Miami Hsg. Fin. Auth. (Miami Jewish Home & Hosp. for the Aged Proj.) Series 1992, 4.15%,
LOC Suntrust Bank Miami, NA, VRDN    2,100,000  2,100,000
Sarasota County Public Hosp. Dist. Bonds (Sarasota Mem. Hosp.) CP
mode:
 Series 1991, 3.70% 12/11/97 (Liquidity Facility Goldman Sachs & Co.) 5,000,000 5,000,000
 Series 1991, 3.85% 12/17/97 (Liquidity Facility Goldman Sachs & Co.)
  5,000,000  5,000,000
 Series 1993-A, 3.85% 12/17/97 (Liquidity Facility Goldman Sachs &
Co.)   6,600,000  6,600,000
St. Lucie County Poll. Cont. Rev. Rfdg. Bonds (Florida Pwr. & Lt. Co.
Proj.)
Series1994-A, 3.85% 11/18/97, CP mode   2,350,000  2,350,000
Sunshine State Gov't Fin. Commission, CP:
 Series 1994, 3.70% 10/22/97   12,680,000  12,680,000
 Series 1994, 3.85% 11/07/97   6,000,000  6,000,000
West Orange Mem. Hosp. Tax Dist. Rev. Bonds Series 1991-A2, 3.70%
10/27/97,
LOC Rabobank Nederland, CP mode   3,600,000  3,600,000
  153,550,000
GEORGIA - 6.2%
Albany Dougherty County Hosp. Auth. (Phoebe Puttnay Memorial Hosp.) Series 1996, 4.10%
(AMBAC Insured) (BPA SunTrust Bank, Atlanta) VRDN   1,700,000
1,700,000
Burke County Dev. Auth. Poll. Cont. Rev., VRDN:
 (Georgia Pwr. Co.) Series 1994, 3.85%   1,500,000  1,500,000
 (Oglethorpe Pwr. Corp., Vogtle Proj.) Series 1997 A, 3.60% (AMBAC
Insured)    16,800,000  16,800,000
Columbia County Residential Care Facs. (Augusta Resource Ctr. on
Aging)
Series 1994, 4.15%, LOC SunTrust Bank, Atlanta, VRDN   13,800,000
13,800,000
Dekalb County Dev. Auth. Rev. (BDS Oglethorpe Univ. Proj.) 4.15%,
LOC SunTrust Bank, Atlanta, VRDN   3,000,000  3,000,000
Dekalb County Hosp. Auth. Rev. (Medical Ctr. Proj.) Series B, 4.15%,
LOC SunTrust Bank, Atlanta, VRDN   7,600,000  7,600,000
Dekalb County Ind. Dev. Rev. (A.G. Rhodes Home at Wesley Woods, Inc.
Proj.)
 Series 1996, 4.15%, LOC SunTrust Bank, Atlanta, VRDN   5,500,000
5,500,000
Fulton County Dev. Auth. Rev., VRDN:
 (Lovett School Proj.) 4.15%, LOC SunTrust Bank, Atlanta   3,000,000
3,000,000
 (Robert W. Woodruff Arts Ctr.) 4.15%, LOC SunTrust Bank, Atlanta 3,500,000 3,500,000
Fulton County Hosp. Auth. Bonds (St. Joseph's Hosp. of Atlanta)
Series 1989, 3.70% 10/27/97 LOC Suntrust Bank, CP mode   4,000,000
4,000,000
Fulton County Hsg. Auth. Multi-Family Hsg. Rev. Rfdg. (Spring Creek Crossing Proj.) 4.20%,
LOC Wachovia Bank of Georgia, VRDN   26,000,000  26,000,000
Georgia Muni. Elec. Auth. Participating VRDN, Series 1996, 4.20%
(Liquidity Facility Societe Generale, France) (b)   8,610,000
8,610,000
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Proj.):
 Series 1985-A, 3.90% 11/7/97, LOC Bayerische Landesbank Girozental,
CP mode   4,200,000  4,200,000
 Series 1985-B, 3.90% 11/7/97, LOC Bayerische Landesbank Girozental,
CP mode   3,500,000  3,500,000
Gwinnett County Dev. Auth. Rev. (Wesleyan School Proj.) 4.15%,
LOC Suntrust Bank Atlanta, VRDN   1,600,000  1,600,000
Gwinnett Post Apt. Homes 4.10% (FNMA Guaranteed) VRDN   2,000,000
2,000,000
Macon-Bibb County Hosp. Auth. Rev. (Med. Ctr. of Central Georgia)
VRDN:
 Series 1997 A, 4.15% LOC Suntrust Bank, Atlanta   2,000,000
2,000,000
 4.15%, LOC SunTrust Bank, Atlanta   1,390,000  1,390,000
Metro Atlanta Rapid Transit Auth. Participating VRDN, Series SG57,
4.20%
(Liquidity Facility Societe Generale, France) (b)   8,605,000
8,605,000
Richmond County Board of Ed. Participating VRDN, 4.15%
(Liquidity Facility Caisse des Depots et Consignations) (b)
2,500,000  2,500,000
Rockdale County Hosp. Auth. Rev. Series 1994, 4.15%, LOC SunTrust
Bank, Atlanta, VRDN   1,985,000  1,985,000
Roswell Hsg. Auth. Multi-Family Hsg. Rev. (Autumnbrook Apts.) Series 1991 A, 4.20%,
LOC AmSouth Bank, VRDN   5,200,000  5,200,000
Whitfield County Residential Care Facs. Auth. Rev. (Royal Oaks Sr. Living Commty.) 4.10%,
LOC First Union Nat'l. Bank, VRDN   2,000,000  2,000,000
Worth County Ind. Dev. Auth. Ind. Dev. Rev. (Seabrook Enterprises) Series 1996 A, 4.15%,
LOC SunTrust Bank, Atlanta, VRDN   4,150,000  4,150,000
  134,140,000
IDAHO - 0.4%
Caribou County Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.) VRDN:
 Series 1990, 4.05%   3,600,000  3,600,000
 Series 1994 A, 4.05%   3,000,000  3,000,000
 Series 1994 B, 4.05%   1,000,000  1,000,000
  7,600,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
ILLINOIS - 7.1%
Chicago School Reform Board Participating VRDN, Series 96-BB, 4.23% (Liquidity Facility Bank of America Nat'l. Trust & Savings) (b) $ 9,000,000 $ 9,000,000
Chicago Park Dist. Gen. Oblig. Bonds 4% 1/1/98 (MBIA Insured)
1,000,000  1,000,850
Chicago Tax Increment Allocation Rev. (Stockyards Southeast Quad.) Series 1996 B, 4.10%,
LOC Northern Trust, VRDN   11,700,000  11,700,000
Chicago Water Rev. Participating VRDN Series PT-129, 4.20%
(Liquidity Facility Bayerische Hypotheken-und Weschel) (b)   8,000,000
8,000,000
Decatur Water Rev. Bonds Series 1985, 3.70% 10/27/97,
LOC Sumitomo Bank Ltd., Japan, CP mode   1,900,000  1,900,000
Dupage Wtr. Commission Rfdg., Participating VRDN,
Series 97C1301, 4.18% (Liquidity Facility Citibank New York, NA) (b) 13,100,000 13,100,000
Illinois Ed. Fin. Auth. Participating VRDN, 4.18%
(Liquidity Facility Citibank, New York, NA) (b)   9,500,000  9,500,000
Glendale Heights Participating VRDN, 4.25%
(Liquidity Facility Bayerische Hypotheken-und Weschel Bank) (b) 1,330,000 1,330,000
Illinois Dev. Fin. Auth. Rev., VRDN:
 (American College of Surgeons) Series 1996, 4.15%,
 LOC Northern Trust Co., Chicago   13,000,000  13,000,000
 (Sinai Comm. Institute Proj.) Series 1997, 4.10%,
 LOC Lasalle Nat'l. Bank of Chicago   2,000,000  2,000,000
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg. (Garden Glen
Apts.)
Series 1993, 4.25% (Continental Casualty Co. Guaranteed) VRDN
1,000,000  1,000,000
Illinois Edl. Facs. Auth. Rev.:
 (Art Institute of Chicago) VRDN:
  Series 1992, 4.10% (BPA Bank of America, Illinois)    7,000,000
7,000,000
  Series 1996, 4.10% (Liquidity Facility Bank of America, Illinois) 6,200,000 6,200,000
 (Northwestern Univ.) Series 1988, 4.10%
 (BPA Northern Trust Co.) VRDN   5,800,000  5,800,000
 Participating VRDN, Series 1997 U, 3.95%
 (AMBAC Insured) (Liquidity Facility CoreStates) (b)   4,250,000
4,250,000
Illinois Health Facs. Auth. Rev., VRDN:
 (Franciscan Eldercare Commty. Svc.) Series 1996 C, 4.15%,
 LOC LaSalle Nat'l. Bank of Chicago   9,800,000  9,800,000
 (Lake Forest Hosp. Proj.) 4.25%, LOC First Nat'l. Bank of Chicago 2,625,000 2,625,000
 (Pekin Mem. Hosp. Proj.) Series 1993 C, 4.10%,
 LOC Lasalle Nat'l. Bank of Chicago   3,200,000  3,200,000
Illinois Health Facs. Auth. Participating VRDN (b):
 Series 1991 A & 1991 B, 4.15%
 (Liquidity Facility Rabobank Nederland, COOP Central)   9,100,000
9,100,000
 Series PT-116, 4.15%
 (Liquidity Facility Rabobank Nederland, COOP Central)   9,700,000
9,700,000
Illinois Regional Trans. Auth. Participating VRDN (b):
 Series SG-82, 4.20% (Liquidity Facility Societe Generale, France) 10,500,0000 10,500,000
 Series SGB-10, 4.25% (Liquidity Facility Societe Generale, France) 3,600,000 3,600,000
Joliet Reg. Port Dist. Marine Term. Rev. (Exxon Proj.) Series 1989,
3.75%, VRDN   2,100,000  2,100,000
Northlake Econ. Dev. Rev. (Dominicks Finer Foods, Inc. Proj.) Series 1991 B, 4.15%,
LOC Bankers Trust, VRDN   2,400,000  2,400,000
Schaumburg Village Gen. Oblig. Series 1996 A, 4.10% (BPA Credit Suisse
- First Boston) VRDN   5,000,000  5,000,000
Winnebago County Rev. (Mill Proj.) Series 1996, 4.15%,
LOC Bank One, Chicago, VRDN   1,235,000  1,235,000
  154,040,850
INDIANA - 1.6%
Carmel Clay Ind. School Dist. TAN 4.25% 12/31/97   2,100,000
2,102,370
Fort Wayne Econ. Dev. Rev. (Edy's Grand Ice Cream Proj.) Series 1985,
4.175%,
LOC Bank of America, VRDN   3,950,000  3,950,000
Indiana Health Facs. Auth. Hosp. Rev. (Commty. Hosp. Proj.)
Series B, 4.20% LOC NBD Bank, NA, Detroit, VRDN   7,500,000  7,500,000
Indiana Hosp. Equip. Fin. Auth. Ins. Rev. Series 1985 A, 4.05% (MBIA
Insured)
(BPA Bank of New York) VRDN   3,485,000  3,485,000
Indiana Trans. Fin. Auth. Airport Facs. Rev. Participating VRDN,
4.25%,
Liquidity Facility Bankers Trust (b)   5,735,000  5,735,000
Merrillville Health Care Facs. Rev. Rfdg. Participating VRDN, 4.25%
 (Liquidity Facility Bank One) (b)   4,315,000  4,315,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
INDIANA - CONTINUED
Richmond Econ. Dev. Rev. Rfdg. (Friends Fellowship Commty.) VRDN:
 Series 1993, 4.15%, LOC Bank One, Indiana  $ 3,300,000 $ 3,300,000
 Series 1997, 4.15%, LOC Bank One, Indiana   2,200,000  2,200,000
South Bend Health Facs. Rev. Participating VRDN, Series 1992 A, 4.25%
(Liquidity Facility Bank One, Indiana) (b)   3,190,000  3,190,000
  35,777,370
IOWA - 0.3%
Iowa School Cash Anticipation Prog. TRAN Series A, 4.50% 6/26/98 (FSA
Insured)   5,000,000  5,023,157
Marshalltown Commty. School Dist. RAN Series 1997, 4.50% 6/24/98 1,000,000 1,003,585
  6,026,742
KANSAS - 0.5%
La Cygne Envir. Impt. Rev. Rfdg. (Kansas City Pwr. & Lt.) Series 1994,
4.25%, VRDN   11,600,000  11,600,000
KENTUCKY - 1.2%
Jefferson County Poll. Cont. Rev. Rfdg. (Philip Morris Co., Inc.
Proj.) Series 1992, 4.25%, VRDN   1,300,000  1,300,000
Kentucky Econ. Dev. Fin. Auth. Building Rev. (Goodwill Industries of Kentucky) 4.15%,
LOC Bank One, Kentucky, VRDN   3,530,000  3,530,000
Louisville & Jefferson County Visitors & Convention Commty. Rev. Participating VRDN,
Series PT-69, 4.15% (Liquidity Facility Bayerische Hypotheken-und
Wechsel) (b)   1,700,000  1,700,000
Louisville & Jefferson Met. Swr. Dist. Series 1997 A, 4.10%, LOC PNC
Bank, Kentucky, VRDN   19,000,000  19,000,000
Middletown Rev. (Christian Academy Proj.)
Series 1997, 4.15%, LOC Bank One Kentucky, VRDN   1,500,000  1,500,000
  27,030,000
LOUISIANA - 2.9%
Jefferson Parish (West Jefferson Med. Ctr. Dist. #1) Series 1986,
4.15%,
LOC Rabobank Nederland, N.V., VRDN   20,000,000  20,000,000
Lafayette Econ. Dev. Auth. Rfdg. (Holt County Proj.) 4.425%,
LOC Morgan Guaranty Trust Co., NY, VRDN   3,970,000  3,970,000
Saint James Parish Poll. Cont. Rev. Rfdg. Bonds (Texaco Proj.) Series
1988 A,
3.70% 10/7/97, CP mode   29,000,000  29,000,000
West Baton Rouge Ind. Dist. #3 Rev. (Dow Chemical Co. Proj.):
 Bonds Series 1991, 3.75% 11/19/97, CP mode   3,800,000  3,800,000
 Series 1994-B, 4%, VRDN   5,600,000  5,600,000
  62,370,000
MARYLAND - 1.4%
Baltimore Rev. Rfdg. Participating VRDN, Series 1993 A, 4.20%
(Liquidity Facility Societe Generale, France) (b)   3,000,000
3,000,000
Maryland Hsg. & Commty. Dev. Participating VRDN, 4.15%
(Liquidity Facility Caisse Depots Consignation) (b)   3,000,000
3,000,000
Maryland Health & Higher Ed. Facs. Auth. Rev. (Helix Hosp. Proj.)
Series A, 4.10%,
LOC NationsBank NA, VRDN   13,000,000  13,000,000
Montgomery County Consolidated Gen. Oblig. BAN Series 1995,
3.75% 10/23/97   12,000,000  12,000,000
  31,000,000
MASSACHUSETTS - 1.3%
Massachusetts Dedicated Income Tax Rev. Series 1990 B, 3.80%, LOC
Nat'l. Westminster, VRDN   5,400,000  5,400,000
Massachusetts Gen. Oblig. Participating VRDN,
4.23% (Liquidity Facility Citibank, NY) (b)   6,100,000  6,100,000
Massachusetts Port Auth. Series 1996, 3.80% 10/1/97,
LOC Canadian Imperial Bank of Commerce, CP   17,000,000  17,000,000
  28,500,000
MICHIGAN - 1.1%
Bruce County Health Care Sys. Rev. (Sisters of Charity)
Series 1988 A, 3.95% (MBIA Insured) (BPA Morgan Guaranty) VRDN
1,900,000  1,900,000
City of Royal Oak Hosp. Fin. Auth. (William Beaumont Hosp.) Series
1996-J, 3.85%
(BPA NBD Bank, Michigan) VRDN   1,500,000  1,500,000
Michigan Hosp. Fin. Auth. Hosp. Equip. Rev. 4.15%,
LOC First of America Bank-Michigan, VRDN   3,300,000  3,300,000
Michigan Muni. Bond Auth. Gen. Oblig. RAN 4.50% 7/2/98   9,400,000
9,443,776
Michigan Strategic Fund (Detroit Edison) 3.80%, LOC Barclays Bank,
VRDN   2,400,000  2,400,000
Michigan Trunk Line Fund Participating VRDN, 4.20% (FGIC Insured)
(Liquidity Facility Societe Generale, France) (b)   700,000  700,000
Tolfree Mem. Hosp. Corp. Rev. Series 1997-D, 4%,
LOC First of America Bank, Michigan, VRDN   4,500,000  4,500,000
  23,743,776
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
MINNESOTA - 3.1%
Becker Poll. Cont. Rev. Bonds (Northern States Pwr. Co., Serburne Co.
Gen. #3)
Series 1993-B, 3.85% 11/14/97, CP mode  $ 1,000,000 $ 1,000,000
Bloomington Multi-Family Hsg. Rev. Rfdg. (Crow/Bloomington Apts. Proj.) Series 1993, 4.15%,
LOC Citibank, NA, VRDN   17,305,000  17,305,000
Mankato Multi-Family Hsg. Rev. Rfdg. (Highland Hills Proj.) Series
1997, 4.15%,
LOC US Bank, NA, VRDN   3,485,000  3,485,000
Minnesota Participating VRDN, Series 99, 4.20% (BPA Bankers Trust) (b)
 7,710,000  7,710,000
Minnesota Higher Ed. Facs. Auth. Rev. (Carleton College) Series 3-L2,
4%
(BPA Norwest Bank, Minnesota) VRDN   4,175,000  4,175,000
Minnetonka Multi-Family Hsg. Rev. Rfdg. (Cliffs at Ridgedale Proj.)
4.15%
(FNMA Guaranteed) VRDN   20,900,000  20,900,000
North Branch Ind. School Dist. #138 Participating VRDN, Series 1996 C,
4.25%
(Liquidity Facility Norwest Bank NA, Minnesota) (b)   965,000  965,000
Rochester Health Care Facs. Rev. (Mayo Foundation Proj.) Series 1985
C, 4.30%
(Liquidity Facility Credit Suisse - First Boston) VRDN   2,000,000
2,000,000
St. Cloud Health Care Rev. Series A, 4.10%, LOC Rabobank
Nederland,VRDN   2,900,000  2,900,000
Minnesota/St. Paul Hsg. & Redev. Auth. Participating VRDN, Series 1996 E, 4.25% (FSA Insured)
(Liquidity Facility Norwest Bank NA, Minnesota) (b)   3,250,000
3,250,000
St. Paul Hsg. & Redev. Auth. (Science Museum of Minnesota Proj.) Series 1997-B, 4.10%,
LOC US Bank, NA, VRDN   4,000,000  4,000,000
  67,690,000
MISSISSIPPI - 0.2%
Mississippi Bus. Fin. Corp. Rev. (Mississippi College Proj.) Series
1996, 4.10%,
LOC NationsBank, N.A., VRDN   4,300,000  4,300,000
MISSOURI - 0.6%
Missouri Envir. Impt. Energy Res. Auth. Rev. Rfdg. (Kansas City Pwr. & Lt. Co.) Series 1992,
4.10%, VRDN   5,600,000  5,600,000
Missouri Envir. Impt. & Energy Res. Auth. Poll. Cont. Rev. Bonds
(Union Elec. Co.)
Series 1985-A, 3.70% 10/27/97, LOC Union Bank of Switzerland, CP mode
 3,700,000  3,700,000
Missouri Health & Ed. Facs. Auth. (Lutheran Sr. Svcs.) Series 1996 B,
4.10%, LOC Lasalle Nat'l. Bank, VRDN   3,000,000  3,000,000
  12,300,000
MONTANA - 0.5%
Montana Gen. Oblig. TRAN Series 1997, 4.50% 6/30/98   11,500,000
11,554,846
NEBRASKA - 0.0%
Lancaster County Leasing Corp. Participating VRDN, 4.25%
(Liquidity Facility Bayerische Hypotheken-und Weschel Bank) (b) 1,000,000 1,000,000
NEVADA - 0.6%
Clark County School Dist. Participating VRDN (b):
 Series BT-192, 4.20% (Liquidity Facility Bankers Trust)   2,800,000
2,800,000
 Series SG-62, 4.20% (Liquidity Facility Societe Generale, France) 2,900,000 2,900,000
Nevada Gen. Oblig. Participating VRDN, Series SGB-20, 4.25%
(Liquidity Facility Societe Generale, France) (b)    5,815,000
5,815,000
Nevada Cap. Improv. Participating VRDN, Series SGB-20, 4.20%
(Liquidity Facility Bankers Trust Co.) (b)   2,100,000  2,100,000
  13,615,000
NEW HAMPSHIRE - 0.1%
New Hampshire Higher Ed. & Health Facs. Auth. Rev. (Alice Peck Day Lifecare Ctr./Harvest Hill)
4.05%, LOC CoreStates Bank, VRDN   2,000,000  2,000,000
NEW JERSEY - 0.3%
New Jersey Gen. Oblig. Participating VRDN, 4.18% (Liquidity Facility
Citibank, NA) (b)   7,400,000  7,400,000
NEW YORK - 1.9%
New York City Gen. Oblig. Series 1995 B-5, 3.75% (MBIA Insured)
(Liquidity Facility Rabobank Nederland, N.V.) VRDN   3,100,000
3,100,000
New York City Muni. Water Fin. Auth. Series 1, 3.85% 12/18/97,
LOC Canadian Imperial Bank of Commerce, CP   20,000,000  20,000,000
New York City Health & Hosp. Corp. Health Sys. Series 1997-D,
4%, LOC Bank of Nova Scotia, VRDN   2,000,000  2,000,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN, 4.15%
(Liquidity Facility Bayerische Hypo-und Wechs Bank) (b)   8,000,000
8,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York Local Gov't. Assistance Corp. Rev. Participating VRDN, Series 1997 SG-99, 4.20%
(Liquidity Facility Societe Generale, France) (b)  $ 6,700,000 $
6,700,000
New York Urban Dev. Corp. Participating VRDN, Series SG-33, 4.20%
(Liquidity Facility Societe Generale, France) (b)   2,300,000
2,300,000
  42,100,000
NORTH CAROLINA - 0.4%
North Carolina Med. Care Commission Health Care Facs. Bonds (St. Joseph of the Pines)
3.70%, tender 12/1/97, LOC Wachovia Bank of NC, NA   8,100,000
8,100,000
OHIO - 2.1%
Cleveland City School Dist. Rev. Participating VRDN, 4.20%
(Liquidity Facility Bankers Trust Co.) (b)   3,100,000  3,100,000
Cuyahoga County Health Care Facs. Rev. (Benjamin Rose Institute Proj.) Series 1995 B, 4%,
LOC Keybank Nat'l. Assoc., VRDN   2,300,000  2,300,000
Franklin County Ind. Dev. Rev. Rfdg. (Alco Standard Corp. Proj.) Series 1994, 4.15%,
LOC NationsBank, NC, VRDN   1,700,000  1,700,000
Hamilton County Hosp. Facs. Rev. (Childrens Hosp. Med. Ctr.)
Series 1997-A, 4.20%, LOC PNC Bank, Ohio, VRDN   1,200,000  1,200,000
Hamilton County Hosp. Facs. Rev. (Health Alliance of Cincinnati) Series 1997-A, 4.05%
(MBIA Insured) (Liquidity Facility Credit Suisse First Boston) VRDN 2,350,000 2,350,000
Hancock County Gen. Oblig. BAN 4.83% 11/21/97   2,700,000  2,703,924
Lucas County (The Toledo Zoological Society) 4.10%, LOC Key Bank
Nat'l. Assoc., VRDN   3,000,000  3,000,000
Marion County Hosp. Rev. Series 1992, 4.15%,
LOC Bank One, Akron, VRDN   1,640,000  1,640,000
Medina County Health Care Facs. (Oaks at Medina Proj.)
Series B, 4.15%, LOC Bank One, NA, VRDN   3,000,000  3,000,000
New Albany Commty. Auth. Infrastructure Impt. Series A, 4.18%,
LOC Huntington Nat'l. Bank, VRDN   6,500,000  6,500,000
Ohio Higher Ed. Facs. Commty., VRDN:
 (Antioch Univ.) Series 1997, 4.15%, LOC Fifth Third Bank, Cincinnati 14,000,000 14,000,000
 (Bluffton Co.) Series 1996, 4.15%, LOC Fifth Third Bank, Cincinnati 1,800,000 1,800,000
Ross County Hosp. Facs. Rev. (Med. Ctr. Hosp. Proj.) Series 1995,
3.95%,
LOC Fifth Third Bank, Cincinnati, VRDN   3,150,000  3,150,000
  46,443,924
OKLAHOMA - 0.6%
Cushing Muni. Auth. Correctional Facs. Rev. Series 1996, 4.15%,
LOC First Union Nat'l. Bank, VRDN   7,500,000  7,500,000
Oklahoma Ind. Auth. Hosp. Rev. Bonds (Deaconess Health Care Corp.
Proj.)
Series 1997, 3.97%, tender 1/1/98, LOC Sumitomo Bank (d)   2,500,000
2,500,000
Tulsa Intl. Arpt. Gen. Rev. Participating VRDN, 4.18%
(Liquidity Facility Bank of America Nat'l. Trust & Savings Bank) (b) 2,745,000 2,745,000
  12,745,000
PENNSYLVANIA - 7.2%
Allegheny County Higher Ed. Bldg. Auth. (Robert Morris College)
4.10%, LOC PNC Bank,VRDN   5,750,000  5,750,000
Allegheny County Hosp. Redev. Auth. Health Facs. Rev. (Central Blood
Bank Proj.)
Series 1992, 4.10%, LOC PNC Bank, VRDN   2,225,000  2,225,000
Allegheny County Ind. Dev. Auth. Rev.:
 (North Versailles Shopping Ctr.) Series 1992, 4.15%,
 LOC Bank One of Columbus, VRDN   3,325,000  3,325,000
 Bonds (U.S. Steel Corp.) Series 1986, 3.80% 11/13/97, LOC Dresdner
Bank, CP mode    1,500,000  1,500,000
 Rfdg. (Jewish Home & Hosp. for Aged) Series 1996B, 4.10%, LOC PNC
Bank, VRDN    4,140,000  4,140,000
Beaver County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Duquesne Light Co. Mansfield Proj.)
Series 1990-C, 3.60% 10/15/97, LOC Barclays Bank PLC, CP mode
5,800,000  5,800,000
Berks County Ind. Dev. Auth. Rev. (Lutheran Home at Topton Proj.) Series 1993 B, 4.05%,
LOC Corestates Bank, VRDN   8,800,000  8,800,000
Delaware Valley Regional Fin. Auth. Local Gov't. Rev. Series 1985 B,
4.15%,
LOC Credit Suisse First Boston, VRDN   11,000,000  11,000,000
Emmaus Gen. Auth. Local Govt. Gen. Oblig. Series 1989 G-7, 4.20%
(Liquidity Facility Midland Bank, PLC) VRDN   2,400,000  2,400,000
Lehigh County Ind. Dev. Auth. Rev. (The Keebler Co.) Series 1992,
4.20%,
LOC Bank of Nova Scotia, VRDN   4,340,000  4,340,000
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN, Series
SGA-30, 4.20%
(Liquidity Facility Societe Generale, France) (b)   4,000,000
4,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Northeastern Pennsylvania Hosp. & Ed. Auth. Series 1996, 4.15%,
LOC Chase Manhattan Bank,VRDN  $ 28,000,000 $ 28,000,000
Northeastern Pennsylvania Hosp. Auth. Hosp. Central Services Bonds
Series B,
3.80% 11/18/97 (MBIA Insured) (BPA Pittsburgh Nat'l. Bank) CP mode 2,100,000 2,100,000
Pennsylvania Econ. Dev. Auth. Rev. (Foxdale Village Proj.)
Series 1989 C, 4.10%, LOC PNC Bank, VRDN   2,200,000  2,200,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN, Series ML-PT119-A, 4.15%
(Liquidity Facility Credit Suisse First Boston) (b)   3,700,000
3,700,000
Pennsylvania Inter-Gov't. Coop. Auth. Participating VRDN, Series 1996
SG-67, 4.20%
(Liquidity Facility Societe Generale, France) (b)   1,900,000
1,900,000
Philadelphia Gen. Oblig. TRAN Series A 1997-98, 4.50% 6/30/98 10,100,000 10,136,175
Philadelphia Redev. Auth. School Rev. (School for the Deaf) 3.85%, LOC
PNC Bank, VRDN   3,500,000  3,500,000
Pittsburgh Gen. Oblig. Participating VRDN, 4.20%
(Liquidity Facility Societe Generale, France) (b)   2,600,000
2,600,000
Quakertown Hosp. Auth. Series 1985 A, 3.90%, LOC PNC Bank, VRDN 1,200,000 1,200,000
Schuylkill County Resource Recovery Rev. (Gilberton Pwr.)
4.15%, LOC Mellon Bank, NA, VRDN   5,000,000  5,000,000
Scranton-Lackawanna Health & Welfare Auth. (Elan Gardens Proj.)
Series 1996, 4.25%, LOC PNC Bank, NA, VRDN   3,500,000  3,500,000
South Fork Muni. Auth. Hosp. Rev. (Lee Hosp. Proj.) Series 1993 B,
4.10%,
LOC PNC Bank N.A., VRDN   5,215,000  5,215,000
West Cornwall Muni. Auth. Rev. (Lebanon Valley Brethren Home) 4.05%,
LOC CoreStates Bank, VRDN   935,000  935,000
York City Gen. Auth. Series 1996, 4.05%,
LOC First Union Nat'l. Bank of NC, VRDN   33,400,000  33,400,000
  156,666,175
RHODE ISLAND - 0.1%
Rhode Island Health & Edl. Bldg. Rev. (Providence Country Day School)
Series 1996, 4.05%, LOC Fleet National Bank, VRDN   2,800,000
2,800,000
SOUTH CAROLINA - 2.0%
South Carolina Cap. Impt. Participating VRDN, Series V BT-27, 4.23%
(Liquidity Facility Automatic Data Processing, Inc.) (b)   1,326,000
1,326,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-Family Hsg. Rev. Rfdg.
VRDN:
 (Charleston Oxford) Series 1990 B, 4.25% (Continental Casualty Co.
Guaranteed)    10,180,000  10,180,000
 (Greenville Oxford) Series 1990 A, 4.25%   4,855,000  4,855,000
 (Richland Oxford) Series 1990 C, 4.25%   5,130,000  5,130,000
South Carolina Jobs Econ. Dev. Auth. Healthcare Facs. Rev. (The Methodist Home Proj.)
Series 1994, 4.15%, LOC NationsBank N.A., VRDN   5,800,000  5,800,000
South Carolina Pub. Sec. Auth. Participating VRDN, 4.18%
(Liquidity Facility Citibank, NA) (b)   3,000,000  3,000,000
South Carolina Pub. Svc. Auth. 3.60% 10/15/97, CP   10,000,000
10,000,000
Walhalla Rev. Rfdg. (Avondale Mills, Inc. Proj.) Series 1990, 4.15%,
LOC SunTrust Bank, Atlanta, VRDN   2,400,000  2,400,000
  42,691,000
SOUTH DAKOTA - 0.2%
South Dakota Health & Ed. Facs. Auth. Rev. Rfdg. (Sioux Valley Hosp.)
Series 1992 A, 4.10%, VRDN   4,100,000  4,100,000
TENNESSEE - 7.1%
Clarksville Pub. Bldg. Auth. Pooled Fing. Rev.:
 Series 1995, 4.10%, LOC NationsBank, NA, VRDN   19,400,000
19,400,000
 (City of Murfreesboro Loan) 4.18%, LOC NationsBank, NA, VRDN 14,100,000 14,100,000
Nashville & Davidson Gen. Oblig. Participating VRDN, 4.18%
(Liquidity Facility Citibank New York, NA) (b)   5,800,000  5,800,000
Jackson Health & Hsg. Multi-Family Hsg. Rev. Rfdg. (Post House North Apts. Proj.) 4.10%,
LOC Southtrust Bank of Alabama, VRDN   3,680,000  3,680,000
Knoxville Wtr. Rev. Participating VRDN, 4.20%
(Liquidity Facility Automatic Data Processing, Inc.) (b)   3,540,000
3,540,000
Memphis Ctr. Rev. Fin. Corp. (Arbors of Harbor Town Proj.) Series
1990, 3.80%
(Northwestern Mutual Guaranteed) VRDN   15,850,000  15,850,000
Memphis Elec. Sys. Rev. Participating VRDN, Series BT-28, 4.06%
(Liquidity Facility Automatic Data Processing, Inc.) (b)   1,300,000
1,300,000
Memphis Gen. Impt. Participating VRDN, Series SGB-23, 4.25%
(Liquidity Facility Societe Generale France) (b)   3,730,000
3,730,000
Metropolitan Gov't. of Nashville & Davidson County Participating VRDN,

Series 1995 SG-11, 4.20% (Liquidity Facility Societe Generale, France)
(b)   2,100,000  2,100,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
TENNESSEE - CONTINUED
Metropolitan Govt. of Nashville & Davidson County Pooled Loan Ed.
Prog. Rev.
Series A, 4.10%, LOC NationsBank, VRDN  $ 6,400,000 $ 6,400,000
Metropolitan Gov't. of Nashville & Davidson County Health & Ed. Facs. Multi-Family Hsg. Rev.
(Brentwood Oaks Apts.) 4.10% (Northwestern Mutual Life Insurance
Guaranteed) VRDN   10,220,000  10,220,000
Metropolitan Nashville & Davidson County Health & Ed. Rev. (Mckendree Village, Inc. Proj.)
4.15%, LOC SunTrust Bank, Nashville, VRDN   8,100,000  8,100,000
Montgomery County Pub. Bldg. Auth. Rev., VRDN:
 Series 1995, 4.10%, LOC NationsBank of TN   30,350,000  30,350,000
 4.10%, LOC NationsBank of TN    9,900,000  9,900,000
 4.10%, LOC NationsBank of TN    9,000,000  9,000,000
Nashville & Davidson County Ind. Dev. Board Rev. (YMCA Proj.) Series
1994, 4.10%,
LOC NationsBank of TN, VRDN   3,690,000  3,690,000
Nashville Metropolitan Arpt. Auth. Spl. Facs. Rev. (American Airlines Proj.) Series A, 3.85%,
LOC Credit Suisse - First Boston, VRDN   1,850,000  1,850,000
Sevier County Gen. Oblig., VRDN:
 Series D1, 4.05% (AMBAC Insured) (Liquidity Facility Kredietbank, NV)
  1,500,000  1,500,000
 Series D2, 4.05% (AMBAC Insured) (Liquidity Facility Kredietbank, NV)
  1,000,000  1,000,000
Tennessee Gen. Oblig. Participating VRDN, Series BT-244, 4.20%
(Liquidity Facility Bankers Trust Co.) (b)   2,500,000  2,500,000
  154,010,000
TEXAS - 13.4%
Amarillo Health Facs. Corp. (Sears Panhandle Retirement Corp.) 4.15%,
LOC Texas Commerce Bank, NA, Houston, VRDN   4,600,000  4,600,000
Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Riverchase Proj.) Series 1985 A, 4.425%,
LOC Household Finance Corp., VRDN   6,000,000  6,000,000
Austin Higher Ed. Auth. (St. Edward's Univ.) Series 1995, 4.15%, LOC
NationsBank of TX, VRDN   4,000,000  4,000,000
Austin Combined Util. Sys. Series A, 3.65% 10/16/97, LOC Morgan
Guaranty Trust Co., CP   2,000,000  2,000,000
Brazos River Harbor Navigation Dist. of Brazoria County Rev. Bonds (Dow Chemical Co.)
Series 1991, 3.85% 11/14/97, CP mode   13,900,000  13,900,000
Coastal Wtr. Auth. of Texas Wtr. Conveyance Sys. Rev. Rfdg.
Participating VRDN,
Series 1997 J, 4.15% (Liquidity Facility Caisse des Depots et
Consignations) (b)   6,220,000  6,220,000
Dallas-Fort Worth Reg. Arpt. Participating VRDN, Series SGB-5, 4.25%
(Liquidity Facility Societe Generale, France) (b)   1,710,000
1,710,000
Dallas Area Rapid Transit Sales Tax Rev. Series A, 3.80% 10/14/97,
LOC Credit Suisse First Boston, CP   11,000,000  11,000,000
Denton Util. Sys. Rev. Rfdg. Participating VRDN, Series 1996 SGA-32,
4.20%
(Liquidity Facility Societe Generale, France) (b)   1,000,000
1,000,000
Farmer's Branch Ind. Dev. Corp. Rev. Rfdg. (PPG Ind., Inc. Proj.)
Series 1992, 4.05%, VRDN   3,700,000  3,700,000
Grapevine-Colleyville School Dist. Participating VRDN, Series SG-69,
4.20%
(Liquidity Facility Society Generale, France) (b)   6,575,000
6,575,000
Greater East Texas Higher Ed. Auth. Student Loan Rev. Rfdg. Bonds
Series 1992 A,
3.90%, tender 9/1/98, LOC Student Loan Marketing Assoc.   10,200,000
10,200,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. Rfdg. (Amoco Oil Co.
Proj.) 3.70%, VRDN   6,300,000  6,300,000
Harris County Health Facs. Dev. Corp.:
 (Aces Greater Houston Pooled Health) Series 1985 A, 4.15%,
 LOC Texas Commerce Bank NA-Houston, VRDN   3,700,000  3,700,000
 (St. Lukes Hospital) Series A, 3.85% (BPA Morgan Guaranty Trust Co,
NY) VRDN   5,600,000  5,600,000
Houston Participating VRDN, Series SGA-28, 4.20%
(Liquidity Facility Societe Generale, France) (b)   4,000,000
4,000,000
Houston Hsg. Fin. Corp. Single-Family Mtg. Participating VRDN, Series
PT-1, 4.15%
(Liquidity Facility Banque Nationale de Paris) (b)   6,450,000
6,450,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN (b):
 Series SGA-22, 4.20% (Liquidity Facility Societe Generale, France) 4,000,000 4,000,000
 Series SGB-24, 4.25% (Liquidity Facility Societe Generale, France) 1,000,000 1,000,000
 Series SG-76, 4.20% (Liquidity Facility Societe Generale, France) 24,650,000 24,650,000
 Series SG-77, 4.20% (Liquidity Facility Societe Generale, France) 3,600,000 3,600,000
Lower Colorado River Auth. Elec. Participating VRDN, Series BT-59,
4.07%
(Liquidity Facility Automatic Data Processing, Inc.) (AMBAC Insured)
(b)   8,200,000  8,200,000
Matagorda County Navigation Dist. #1 Participating VRDN, Series 1997
D, 4.15%
(Liquidity Facility Caisse des Depots et Consignations) (b)
4,880,000  4,880,000
North Central Health Facs. Dev. Corp. Hosp. Rev. Bonds (Methodist
Hosp. of Dallas)
Series 1991-A, 3.85% 10/8/97 (MBIA Insured) (BPA Rabobank Nederland)
CP mode   7,300,000  7,300,000
Plano Health Facs. Dev. Corp. Hosp. Rev. Bonds (Childrens & Presbyterian Health Care Center)
3.70% 10/27/97 (MBIA Insured) (BPA Texas Commerce Bank, Houston) CP
mode   4,900,000  4,900,000
Port of Corpus Christi Ind. Dev. Corp. (Valero Refining & Marketing
Proj.)
Series 1997-B, 4.15%, LOC Bank of Montreal, VRDN   12,300,000
12,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
TEXAS - CONTINUED
San Antonio Elec. & Gas Sys. Rev. Participating VRDN, Series 1997
SG-101, 4.25%
(Liquidity Facility Societe Generale, France) (b)  $ 17,200,000 $
17,200,000
San Antonio Elec. & Gas Sys. Series A, 3.80% 11/17/97, CP   4,900,000
4,900,000
San Antonio Hotel Occupancy Tax Rev. Participating VRDN, Series 1996
SG-51, 4.20%
(Liquidity Facility Societe Generale, France) (b)   2,100,000
2,100,000
San Antonio Wtr. Rev. Participating VRDN, Series 1996, 4.18%
(Liquidity Facility Citibank, NA) (b)   3,500,000  3,500,000
Tarrant County Health Facs. Dev. Corp. Rev. (Adventist Health System
Sunbelt)
Series 1996-A, 4.10%, LOC SunTrust Bank, VRDN   4,555,000  4,555,000
Texas A&M Univ. Participating VRDN (b):
 Series BT-15, 4.20% (BPA Bankers Trust Co.)    5,445,000  5,445,000
 Series SGA-21, 4.20% (Liquidity Facility Societe Generale, France) 1,400,000 1,400,000
Texas Gen. Oblig. TRAN 4.75% 8/31/98   42,500,000  42,840,395
Texas Dept. of Hsg. & Commty. Affairs Participating VRDN, Series 1991A
PT-9, 4.15%
(Liquidity Facility Commerzbank, Germany) (b)   3,460,000  3,460,000
Texas Hsg. & Commty. Participating VRDN, 4.15% (MBIA Insured)
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)   995,000  995,000
Texas Pub. Fin. Auth. Gen. Oblig Series 1993-A, 3.70% 10/21/97
(Liquidity Facility Toronto-Dominion Bank) CP   15,000,000  15,000,000
Texas Pub. Fin. Auth. Participating VRDN (b):
 Series 1996-CB2, 4.25% (Liquidity Facility Chase Manhattan Bank) 2,300,000 2,300,000
 Series 97C4301, 4.18% (Liquidity Facility Citibank)    4,800,000
4,800,000
Texas Wtr. Dev. Board Participating VRDN, Series SGA-23, 4.20%
(Liquidity Facility Societe Generale, France) (b)   1,900,000
1,900,000
Texas Wtr. Dev. Board Series 1992 A, 3.90%
(Liquidity Facility Canadian Imperial Bank of Commerce) VRDN
6,300,000  6,300,000
Univ. of Texas Sys. Permanent Univ. Fund Series A:
 3.70% 10/16/97, CP    3,035,000  3,035,000
 Bonds 3.70% 10/16/97 (Liquidity Facility Texas State) CP mode
2,465,000  2,465,000
 Bonds 3.75% 10/8/97 (Liquidity Facility Texas State) CP mode
2,045,000  2,045,000
  292,025,395
UTAH - 0.5%
Intermountain Pwr. Auth. Pwr. Supply Rev. Participating VRDN 4.23%
(Liquidity Facility Citibank New York NA) (b)   4,800,000  4,800,000
Taylorsville Ind. Dev. Rev. (BDS Hermes Assoc. Proj.) 4.15%,
LOC Bank One of America, Arizona, NA, VRDN   1,990,000  1,990,000
Timpanogos Spl. Svc. Dist. Participating VRDN, Series SG-83, 4.20%
(Liquidity Facility Societe Generale, France) (b)   4,800,000
4,800,000
  11,590,000
VIRGINIA - 4.6%
Chesapeake Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr.
Co.)
Series 1985, 3.75% 11/13/97, CP mode    1,100,000  1,100,000
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co.):
 Series 1985, 3.80% 10/8/97, CP mode    2,400,000  2,400,000
 Series 1987-A:
  3.95% 10/9/97, CP mode   14,000,000  14,000,000
  3.80% 11/12/97 (Liquidity Facility Bank of New York) CP mode
2,350,000  2,350,000
 Series 1987-B:
  3.65% 10/16/97, CP mode   4,000,000  4,000,000
  3.70% 10/21/97, CP mode   2,985,000  2,985,000
  3.60% 10/23/97, CP mode   1,000,000  1,000,000
  3.70% 10/23/97, CP mode   4,000,000  4,000,000
  3.60% 10/24/97, CP mode   2,000,000  2,000,000
Fairfax County Pub. Impt. Participating VRDN, Series PA-149, 4.15%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)   3,300,000
3,300,000
Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co.
Proj.):
 Series 1985:
  3.65% 10/16/97 (BPA Bank of New York) CP mode   3,900,000  3,900,000
  3.65% 10/17/97 (BPA Bank of New York) CP mode   8,000,000  8,000,000
  3.60% 10/24/97 (BPA Bank of New York) CP mode   2,700,000  2,700,000
  3.85% 11/19/97 (BPA Bank of New York) CP mode   5,700,000  5,700,000
  3.80% 2/27/98 (BPA Bank of New York) CP mode   4,800,000  4,800,000
 Series 1987, 3.80% 10/8/97, CP mode   2,500,000  2,500,000
Lynchburg Ind. Dev. Auth. (Volunteer Hosp. of America Mid-Atlantic
States, Inc.)
Series 1985 B, 4.15% (AMBAC Insured) (BPA First Chicago Corp.) VRDN 1,000,000 1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
VIRGINIA - CONTINUED
Prince William County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co. Proj.):
 3.75% 10/9/97 CP mode  $ 1,700,000 $ 1,700,000
 3.75% 10/8/97 CP mode   1,100,000  1,100,000
Richmond Gen. Oblig. 4.10%, LOC NationsBank, VRDN   11,730,000
11,730,000
Suffolk Redev. & Hsg. Auth. Multi-Family Rental Hsg. Rev.:
 (Windsor at Fieldstone Proj.) Series 1985, 4.10%, LOC NationsBank,
VRDN   14,918,000  14,918,000
 (Windsor at Potomac Vista Proj.) 4.10%, LOC NationsBank, VRDN
1,003,000  1,003,000
Virginia Hsg. Dev. Auth. Hsg. Rev. (AHC Svc. Corp.) Series 1987 A,
4.15%,
LOC Bank of Tokyo-Mitsubishi, VRDN   2,400,000  2,400,000
York County Ind. Dev. Rev. Rfdg. (Philip Morris Co., Inc. Proj.)
Series 1992, 4.15%, VRDN   1,000,000  1,000,000
  99,586,000
WASHINGTON - 4.2%
Kent Gen. Oblig. Participating VRDN, Series SGA-27, 4.20%
(Liquidity Facility Societe Generale, France) (b)   4,100,000
4,100,000
Port of Vancouver (United Grain Corp. of Oregon) Series 1984 A, 4.25%,
LOC Sumitomo Bank, VRDN   1,000,000  1,000,000
Seattle Ltd. Tax Gen. Oblig. Participating VRDN, Series SG-12, 4.25%
(Liquidity Facility Societe Generale, France) (b)   7,400,000
7,400,000
Washington Gen. Oblig. Participating VRDN (b):
 Series BT-125, 4.20% (BPA Bankers Trust Company)    9,575,000
9,575,000
 Series BT-195, 4.20% (Liquidity Facility Bankers Trust Co.)
3,100,000  3,100,000
 Series SG-34, 3.55% (Liquidity Facility Societe Generale, France) 8,335,000 8,335,000
 Series SG-37, 4.20% (Liquidity Facility Societe Generale, France) 7,000,000 7,000,000
 Series SGA-36, 4.20% (Liquidity Facility Societe Generale, France) 2,000,000 2,000,000
 Series 93C, 4.23% (Liquidity Facility Citibank, NA)    21,700,000
21,700,000
 Series 96C4708, 3.46% (Liquidity Facility Citibank, NA)   9,900,000
9,900,000
Washington Motor Vehicle Fuel Tax Participating VRDN, Series 964701,
4.23%
(Liquidity Facility Citibank, NY) (b)   17,200,000  17,200,000
Washington Pub. Pwr. Supply Sys. Tender Option Ctfs., Series
BT-61,4.24%
(Liquidity Facility Automatic Data Processing, Inc.)   1,200,000
1,200,000
  92,510,000
WEST VIRGINIA - 0.3%
Cabell County Nursing & Rehab. Rev. (17th Street Ltd. Partnership)
Series 1993, 4.15%, LOC NationsBank, NA, VRDN   2,080,000  2,080,000
Kanawha County Commercial Dev. Rev. Rfdg. (McJunkin Corp. Proj.)
Series 1991, 4.15%, LOC NationsBank, NA, VRDN   4,015,000  4,015,000
  6,095,000
WISCONSIN - 1.4%
Beaver Dam Unified School Dist. BAN:
 3.85% 10/14/97   1,100,000  1,100,000
 4.10% 10/14/97   2,000,000  2,000,000
Elkhorn Area School Dist. BAN 4.25% 4/1/98   1,100,000  1,100,793
Milwaukee School Dist RAN 4.25% 8/27/98   8,800,000  8,831,474
Village of Rothschild Poll. Cont. Rev. (Weyerhaeuser Co. Proj.) Series
1982, 4.13%, VRDN   2,400,000  2,400,000
Wausau School Dist. TRAN 4.25% 9/16/98   5,900,000  5,917,367
Wisconsin Gen. Oblig. Participating VRDN, Series BT-241, 4.20%
(Liquidity Facility Bankers Trust Co.) (b)   3,400,000  3,400,000
Wisconsin Health & Ed. Facs. Rev. Bonds (Alexian Village of Milwaukee)

3.75% 10/16/97, LOC Sumitomo Bank, CP mode   5,800,000  5,800,000
  30,549,634
WYOMING - 0.2%
Wyoming Commty. Dev. Auth. Hsg. Rev. Participating VRDN, Series
PT-112, 4.15%
(Liquidity Facility Bayerische Hypotheken-und Weschel Bank) (b) 2,700,000 2,700,000
Wyoming Gen. Oblig. TRAN Series 1997, 4.25% 6/26/98   2,100,000
2,106,264
  4,806,264
MULTIPLE STATES - 0.6%
North Carolina Nat'l. Bank Tax-Exempt Trust Participating VRDN, Series
90A, 4.25%,
LOC NationsBank NA (b)   900,000  900,000
Stephens Equity Trust I Participating VRDN, Series 1996, 4.23%,
LOC Bayerische Hypotheken-und Weschel (b)   11,000,000  11,000,000
  11,900,000
TOTAL INVESTMENTS - 100%  $ 2,176,900,285
Total Cost for Income Tax Purposes  $ 2,176,897,656
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Provides evidence of ownership in one or more underlying municipal bonds.
3. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Jefferson County Sewer Rev.
 Participating VRDN,
 Series 1997 D PT-124, 4.15%
 (Liquidity Facility
 Commerzbank, AG) 8/28/97 $3,800,000
4.  Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At May 31, 1997, the fund had a capital loss carryforward of approximately $496,000 which will expire on May 31, 2005.
FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS: TAX EXEMPT
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 SEPTEMBER 30, 1997 (UNAUDITED)


ASSETS

INVESTMENT IN SECURITIES, AT VALUE - SEE ACCOMPANYING SCHEDULE                   $ 2,176,900,285

CASH                                                                              8,066

RECEIVABLE FOR INVESTMENTS SOLD                                                   6,049,736

INTEREST RECEIVABLE                                                               12,623,582

 TOTAL ASSETS                                                                     2,195,581,669

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED:                                $ 74,451,448
REGULAR DELIVERY

 DELAYED DELIVERY                                                  2,500,000

SHARE TRANSACTIONS IN PROCESS                                      1,946,853

DISTRIBUTIONS PAYABLE                                              4,575,430

ACCRUED MANAGEMENT FEE                                             259,296

DISTRIBUTION FEES PAYABLE                                          13,045

OTHER PAYABLES AND ACCRUED EXPENSES                                170,673

 TOTAL LIABILITIES                                                                83,916,745

NET ASSETS                                                                       $ 2,111,664,924

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                  $ 2,112,074,839

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                               (412,805)

UNREALIZED GAIN FROM ACCRETION                                                    2,890
OF DISCOUNT

NET ASSETS                                                                       $ 2,111,664,924

CLASS I:                                                                          $1.00
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
 ($2,030,518,833 (DIVIDED BY)
 2,030,912,995 SHARES)

CLASS II:                                                                         $1.00
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PRICE PER SHARE
 ($41,245,562 (DIVIDED BY)
 41,253,569 SHARES)

CLASS III:                                                                        $1.00
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
 ($39,900,529 (DIVIDED BY)
 39,908,275 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)


INTEREST INCOME                                                       $ 43,925,008

EXPENSES

MANAGEMENT FEE                                          $ 2,301,678

TRANSFER AGENT FEES                                      294,212
CLASS I

 CLASS II                                                5,866

 CLASS III                                               5,156

DISTRIBUTION FEES                                        35,133
CLASS II

 CLASS III                                               44,824

ACCOUNTING FEES AND EXPENSES                             150,245

NON-INTERESTED TRUSTEES' COMPENSATION                    4,191

CUSTODIAN FEES AND EXPENSES                              72,850

REGISTRATION FEES                                        145,791
CLASS I

 CLASS II                                                33,153

 CLASS III                                               20,446

AUDIT                                                    25,787

LEGAL                                                    12,974

MISCELLANEOUS                                            4,080

 TOTAL EXPENSES BEFORE REDUCTIONS                        3,156,386

 EXPENSE REDUCTIONS                                      (806,680)     2,349,706

NET INTEREST INCOME                                                    41,575,302

REALIZED AND UNREALIZED GAIN (LOSS)                                    (12,921)
NET REALIZED GAIN (LOSS) ON
INVESTMENT SECURITIES

INCREASE (DECREASE) IN NET                                             2,786
UNREALIZED GAIN FROM ACCRETION
OF MARKET DISCOUNT

NET GAIN (LOSS)                                                        (10,135)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 41,565,167


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED     YEAR ENDED
                                    SEPTEMBER 30, 1997   MARCH 31,
                                    (UNAUDITED)          1997


OPERATIONS                                                                            $ 41,575,302      $ 71,100,888
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                                              (12,921)          (408,602)

 INCREASE (DECREASE) IN NET UNREALIZED GAIN FROM ACCRETION OF DISCOUNT                 2,786             104

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       41,565,167        70,692,390

DISTRIBUTIONS TO SHAREHOLDERS FROM:                                                    (40,160,449)      (66,743,867)
NET INTEREST INCOME
 CLASS I

  CLASS II                                                                             (812,444)         (3,926,325)

  CLASS III                                                                            (602,409)         (430,696)

 TOTAL DISTRIBUTIONS                                                                   (41,575,302)      (71,100,888)

SHARE TRANSACTIONS - NET INCREASE (DECREASE) AT NET ASSET VALUE OF $1.00 PER SHARE:    8,338,139         215,665,722
CLASS I

 CLASS II                                                                              (19,004,755)      59,290,424

 CLASS III                                                                             13,590,635        25,329,175

 TOTAL SHARE TRANSACTIONS                                                              2,924,019         300,285,321

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                              2,913,884         299,876,823

NET ASSETS

 BEGINNING OF PERIOD                                                                   2,108,751,040     1,808,874,217

 END OF PERIOD                                                                        $ 2,111,664,924   $ 2,108,751,040



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I

                          SIX MONTHS ENDED     YEARS ENDED           TEN MONTH       YEARS ENDED
                          SEPTEMBER 30, 1997   MARCH 31,             PERIOD ENDED    MAY 31,
                                                                     MARCH 31,

SELECTED PER-SHARE DATA   (UNAUDITED)          1997           1996   1995            1994           1993





NET ASSET VALUE, BEGINNING OF PERIOD    $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                    .018          .033          .036          .027          .024          .026

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME               (.018)        (.033)        (.036)        (.027)        (.024)        (.026)

NET ASSET VALUE, END OF PERIOD         $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

TOTAL RETURN B                          1.83%         3.40%         3.70%         2.74%         2.44%         2.66%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED) $ 2,030,519   $ 2,022,191   $ 1,806,918   $ 1,876,815   $ 2,390,663   $ 2,239,031

RATIO OF EXPENSES TO AVERAGE NET ASSETS  .20% A,       .20% C        .19%          .18% A,       .18%          .18%
                                        C                           C             C             C             C

RATIO OF NET INTEREST INCOME TO AVERAGE
NET ASSETS                               3.62% A       3.34%         3.64%         3.20% A       2.41%         2.62%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED. THE TOTAL
RETURNS WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE
A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5
OF NOTES TO FINANCIAL
STATEMENTS).




FINANCIAL HIGHLIGHTS - CLASS II
                          SIX MONTHS ENDED     YEARS ENDED MARCH 31,
                          SEPTEMBER 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)          1997                    1996 E


NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000      $ 1.000    $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .017         .032       .013

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.017)       (.032)     (.013)

NET ASSET VALUE, END OF PERIOD                        $ 1.000      $ 1.000    $ 1.000

TOTAL RETURN B                                         1.75%        3.25%      1.34%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 41,246     $ 60,247   $ 968

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .35% A, C    .35% C     .35% A,
                                                                              C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     3.48% A      3.21%      3.17% A


FINANCIAL HIGHLIGHTS - CLASS III
                          SIX MONTHS ENDED     YEARS ENDED MARCH 31,
                          SEPTEMBER 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)          1997                    1996 F


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 1.000      $ 1.000    $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                                 .017         .031       .013

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                            (.017)       (.031)     (.013)

NET ASSET VALUE, END OF PERIOD                                      $ 1.000      $ 1.000    $ 1.000

TOTAL RETURN B                                                       1.70%        3.14%      1.30%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 39,901     $ 26,313   $ 988

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              .45% A, C    .45% C     .45% A,
                                                                                            C

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     .44% A, D    .45%       .45% A

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS                   3.35% A      3.09%      3.00% A


A ANNUALIZED
B TOTAL RETURNS
FOR PERIODS OF
LESS THAN ONE
YEAR ARE NOT
ANNUALIZED.
THE TOTAL
RETURNS WOULD
HAVE BEEN
LOWER HAD
CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE
PERIODS SHOWN
(SEE NOTE 5 OF
NOTES TO
FINANCIAL
STATEMENTS).
C FMR AGREED TO
REIMBURSE A
PORTION OF THE
CLASS'
EXPENSES
DURING THE
PERIOD.
WITHOUT THIS
REIMBURSEMEN
T, THE CLASS'
EXPENSE RATIO
WOULD HAVE
BEEN HIGHER
(SEE NOTE 5 OF
NOTES TO
FINANCIAL
STATEMENTS).
D FMR OR THE
FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD
PARTIES WHO
EITHER PAID OR
REDUCED A
PORTION OF THE
CLASS'
EXPENSES (SEE
NOTE 5 OF
NOTES TO
FINANCIAL
STATEMENTS).
E FOR THE PERIOD
NOVEMBER 6,
1995
(COMMENCEM
ENT OF SALE OF
CLASS II
SHARES) TO
MARCH 31,
1996.
F FOR THE PERIOD
NOVEMBER 6,
1995
(COMMENCEM
ENT OF SALE OF
CLASS III
SHARES) TO
MARCH 31,
1996.

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED SEPTEMBER 30, 1997 (UNAUDITED)




1. SIGNIFICANT ACCOUNTING POLICIES.
Treasury Only (formerly a fund of Daily Money Fund, a trust), Treasury, Government, Domestic and Money Market are funds of Fidelity Institutional Cash Portfolios (a trust). Rated Money Market is a fund of Fidelity Money Market Trust (a trust). Tax-Exempt is a fund of Fidelity Institutional Tax-Exempt Cash Portfolios (a trust). Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust and is authorized to issue an unlimited number of shares.
Each fund currently offers three classes of shares, Class I, Class II and Class III, each of which has equal rights as to assets and voting privileges except that each class bears different distribution and transfer agent expenses and certain registration fees. Each class has exclusive voting rights with respect to its distribution plans.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For Tax-Exempt, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
ALLOCATED EARNINGS AND EXPENSES. Interest income, expenses (other than expenses incurred under the Distribution and Service Plan, Transfer Agent Agreement and certain registration fees for each class) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon their relative net assets.
RATED MONEY MARKET: Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Income dividends are declared separately for each class.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above. WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the applicable statements of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities (excluding 144A issues) at the end of the period are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.
3. JOINT TRADING ACCOUNT.
At the end of the period, the following funds had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments having variable rates are calculated based on the rate at period end. The maturity values of the joint trading account investments were $298,610,614 at 5.50%, $345,433,415 at 6.09%, $4,980,846,891 at 6.12%,
$313,822,643 at 6.15%, $179,686,056 at 5.50%, $127,732,500 at 5.50%,
$337,010,639 at 5.50% and $162,175,556 at 5.50% for Treasury fund,
$186,804,347 at 5.56%, $1,014,567,004 at 6.32%, $96,105,000 at 5.63%,
$197,971,867 at 5.55%, $143,158,770 at 5.71%, $278,878,875 at 5.58%,
$109,017,480 at 5.56%, $121,469,400 at 5.58%, $90,149,245 at 6.09%,
and $48,573,303 at 6.15% for Government fund. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED SEPTEMBER 3, 1997 DUE OCTOBER 1, 1997  AT 5.56%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $400,000,000
Aggregate maturity amount of agreements $401,729,778
Aggregate market value of transferred assets $411,999,999
Coupon rates of transferred assets 5.31% to 8.21%
Maturity dates of transferred assets 1/1/17 to 8/1/34
DATED SEPTEMBER 30, 1997 DUE OCTOBER 1, 1997  AT 5.50%
Number of dealers or banks 3
Maximum amount with one dealer or bank 43.2%
Aggregate principal amount of agreements $405,000,000
Aggregate maturity amount of agreements $405,061,875
Aggregate market value of transferred assets $413,229,835
Coupon rates of transferred assets 0% to 14.25%
Maturity dates of transferred assets 10/31/97 to 2/15/25
DATED SEPTEMBER 30, 1997 DUE OCTOBER 1, 1997  AT 6.09%
Number of dealers or banks 7
Maximum amount with one dealer or bank 20.1%
Aggregate principal amount of agreements $546,755,000
Aggregate maturity amount of agreements $546,847,474
Aggregate market value of transferred assets $558,252,665
Coupon rates of transferred assets 0% to 12.00%
Maturity dates of transferred assets 12/31/97 to 8/15/26
DATED SEPTEMBER 30, 1997 DUE OCTOBER 1, 1997  AT 6.15%
Number of dealers or banks 5
Maximum amount with one dealer or bank 26.9%
Aggregate principal amount of agreements $465,000,000
Aggregate maturity amount of agreements $465,079,499
Aggregate market value of transferred assets $474,773,385
Coupon rates of transferred assets 0% to 8.13%
Maturity dates of transferred assets 10/2/97 to 4/1/34

DATED SEPTEMBER 30, 1997 DUE OCTOBER 1, 1997  AT 6.12%
Number of dealers or banks 13
Maximum amount with one dealer or bank 16.5%
Aggregate principal amount of agreements $6,067,535,000
Aggregate maturity amount of agreements $6,068,566,836
Aggregate market value of transferred assets $6,195,504,861
Coupon rates of transferred assets 0% to 13.88%
Maturity dates of transferred assets 10/2/97 to 5/1/36
DATED SEPTEMBER 30, 1997 DUE OCTOBER 1, 1997  AT 6.32%
Number of dealers or banks 5
Maximum amount with one dealer or bank 31.0%
Aggregate principal amount of agreements $1,014,389,000
Aggregate maturity amount of agreements $1,014,567,004
Aggregate market value of transferred assets $1,044,912,294
Coupon rates of transferred assets 5.50% to 11.00%
Maturity dates of transferred assets 10/31/00 to 4/1/37
DATED SEPTEMBER 25, 1997 DUE OCTOBER 2, 1997  AT 5.63%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $200,218,750
Aggregate market value of transferred assets $206,007,770
Coupon rates of transferred assets 6.11% to 8.17%
Maturity dates of transferred assets 7/1/10 to 4/1/34
DATED SEPTEMBER 4, 1997 DUE OCTOBER 6, 1997  AT 5.55%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $250,000,000
Aggregate maturity amount of agreements $251,233,333
Aggregate market value of transferred assets $259,302,028
Coupon rates of transferred assets 0% to 7.50%
Maturity dates of transferred assets 3/11/18 to 6/1/35
DATED SEPTEMBER 29, 1997 DUE OCTOBER 6, 1997  AT 5.71%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $300,000,000
Aggregate maturity amount of agreements $300,333,083
Aggregate market value of transferred assets $308,146,449
Coupon rates of transferred assets 0% to 16.25%
Maturity dates of transferred assets 12/22/97 to 5/1/35
DATED AUGUST 13, 1997 DUE OCTOBER 14, 1997  AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $500,000,000
Aggregate maturity amount of agreements $504,736,111
Aggregate market value of transferred assets $510,950,107
Coupon rates of transferred assets 0% to 13.63%
Maturity dates of transferred assets 2/12/98 to 8/15/27
3. JOINT TRADING ACCOUNT - CONTINUED

DATED JULY 30, 1997 DUE OCTOBER 28, 1997  AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $400,000,000
Aggregate maturity amount of agreements $405,500,000
Aggregate market value of transferred assets $411,867,360
Coupon rates of transferred assets 11.25%
Maturity dates of transferred assets 2/15/15
DATED AUGUST 4, 1997 DUE NOVEMBER 3, 1997  AT 5.58%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $600,000,000
Aggregate maturity amount of agreements $608,463,000
Aggregate market value of transferred assets $618,001,406
Coupon rates of transferred assets 5.00% to 10.00%
Maturity dates of transferred assets 11/1/97 to 9/1/27
DATED SEPTEMBER 5, 1997 DUE NOVEMBER 5, 1997  AT 5.56%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $150,000,000
Aggregate maturity amount of agreements $151,413,166
Aggregate market value of transferred assets $154,499,999
Coupon rates of transferred assets 5.30% to 8.13%
Maturity dates of transferred assets 1/1/17 to 8/1/34
DATED AUGUST 19, 1997 DUE NOVEMBER 6, 1997  AT 5.58%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $202,480,000
Aggregate market value of transferred assets $204,003,900
Coupon rates of transferred assets 5.71% to 7.78%
Maturity dates of transferred assets 10/14/97 to 10/3/16
DATED SEPTEMBER 12, 1997 DUE NOVEMBER 10, 1997  AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $1,000,000,000
Aggregate maturity amount of agreements $1,009,013,889
Aggregate market value of transferred assets $1,020,111,579
Coupon rates of transferred assets 0% to 13.88%
Maturity dates of transferred assets 6/30/98 to 2/15/25
DATED SEPTEMBER 5, 1997 DUE DECEMBER 3, 1997  AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $500,000,000
Aggregate maturity amount of agreements $506,798,611
Aggregate market value of transferred assets $514,444,470
Coupon rates of transferred assets 5.13% to 7.88%
Maturity dates of transferred assets 4/15/98 to 4/15/00
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser (effective May 31, 1997 for Treasury Only), FMR receives a fee that is computed daily at an annualized rate of .20% of average net assets except for Rated Money Market.
For Treasury Only (prior to May 31, 1997) and Rated Money Market, FMR pays all expenses except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annualized rate of .42% of the fund's average net assets, reduced by the fees and expenses paid by the fund to the non-interested Trustees.
SUB-ADVISER FEE. As each fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans of Class II and Class III, and in accordance with Rule 12b-1 of the 1940 Act, Class II and Class III pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee that is based on an annual rate of .15% and .25% of the average net assets, respectively. For the period, the distribution fees received by FDC on behalf of each class are shown on each fund's Statement of Operations. Of the fees paid to FDC, all were paid to securities dealers, banks and other financial institutions for selling Class II and Class III shares and providing shareholder support services.
In addition, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. Subject to the approval of the Board of Trustees, Class I, Class II and Class III authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt. UMB Bank, n.a. (UMB) is the custodian, transfer and shareholder servicing agent for Tax-Exempt. UMB has entered into a sub-contract with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt. FIIOC receives account fees and asset-based fees that vary according to account size. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
For the period, the transfer agent fees were equivalent to the following annualized rates as a percentage of average net assets:
 CLASS I CLASS II CLASS III
Treasury Only .02% .02% .02%
Treasury .03% .03% .02%
Government .03% .03% .03%
Domestic .04% .04% .03%
Money Market .02% .02% .03%
Tax-Exempt .02% .03% .03%
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt. UMB also has a sub-contract with FSC to maintain Tax-Exempt's accounting records. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees payable by Class II and Class III of each fund) above an annualized rate of .20% (.18% for Money Market) of average net assets. For the period, the reimbursement reduced expenses by the following:
 CLASS I CLASS II CLASS III
Treasury Only $ 652,288 $ 39,377 $ 27,911
Treasury $ 1,474,804 $ 66,384 $ 839,159
Government $ 963,510 $ 56,290 $ 418,575
Domestic $ 334,243 $ 17,058 $ 43,230
Money Market $ 2,423,269 $ 41,314 $ 206,845
Rated Money Market $ 336,351 $ 11,491 $ 37,844
Tax-Exempt $ 706,449 $ 44,842 $ 23,356
In addition, each of Treasury Only, Treasury, Government, Domestic, Money Market and Tax-Exempt has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the class' expenses. During the period, the custodian fees were reduced by $1,000, $55, $8,855, $13,336 and $32,033 under the custodian arrangements for Treasury Only, Treasury, Domestic, Money Market and Tax-Exempt, respectively.
Also, FMR has entered into an arrangement on behalf of Rated Money Market with the fund's custodian and transfer agent whereby credits earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, expenses were reduced by $2,950 under this arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 34% of the total outstanding shares of the Treasury Only fund.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:



                                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                   SEPTEMBER 30,       MARCH 31,

                                                                                   1997                1997

TREASURY ONLY CLASS I                                                               $ 1,767,221,101     $ 4,229,941,785
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                           5,921,598           12,828,520

SHARES REDEEMED                                                                  (1,854,549,997)     (4,447,100,336)

NET INCREASE (DECREASE) IN SHARES                                                  $ (81,407,298)      $ (204,330,031)

TREASURY ONLY CLASS II                                                              $ 226,389,892       $ 298,699,093
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                           416,461             554,623

SHARES REDEEMED                                                                  (234,355,656)       (242,846,602)

NET INCREASE (DECREASE) IN SHARES                                                  $ (7,549,303)       $ 56,407,114

TREASURY ONLY CLASS III                                                          $ 92,323,017        $ 244,892,862
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                            414,342             686,016

SHARES REDEEMED                                                                   (75,315,131)        (213,665,921)

NET INCREASE (DECREASE) IN SHARES                                                  $ 17,422,228        $ 31,912,957

TREASURY CLASS I                                                                  $ 25,314,400,972    $ 51,392,833,560
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                              52,605,244          130,991,169

SHARES REDEEMED                                                                  (26,109,973,807)    (53,163,171,287)

                                                                                 (742,967,591)       (1,639,346,558)

ISSUED IN EXCHANGE FOR SHARES OF STATE & LOCAL ASSET MANAGEMENT SERIES:
U.S. GOVERNMENT PORTFOLIO                                                         -                   103,373,186

NET INCREASE (DECREASE) IN SHARES                                                 $ (742,967,591)     $ (1,535,973,372)

TREASURY CLASS II                                                                  $ 5,262,056,953     $ 1,147,452,055
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                            1,709,791           2,108,503

SHARES REDEEMED                                                                   (4,927,953,336)     (1,100,225,749)

NET INCREASE (DECREASE) IN SHARES                                                $ 335,813,408       $ 49,334,809

TREASURY CLASS III                                                              $ 16,420,694,129    $ 25,507,021,888
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                             24,536,011          32,616,119

SHARES REDEEMED                                                                  (16,779,893,648)    (23,350,573,572)

NET INCREASE (DECREASE) IN SHARES                                                 $ (334,663,508)     $ 2,189,064,435

GOVERNMENT CLASS I                                                              $ 15,949,231,883    $ 31,288,279,248
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                            36,225,430          63,368,555

SHARES REDEEMED                                                                     (15,190,082,461)    (31,605,172,055)

NET INCREASE (DECREASE) IN SHARES                                                $ 795,374,852       $ (253,524,252)

GOVERNMENT CLASS II                                                              $ 1,085,332,644     $ 1,467,303,108
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                            1,491,703           1,412,751

SHARES REDEEMED                                                                      (1,039,949,285)     (1,360,167,468)

NET INCREASE (DECREASE) IN SHARES                                                   $ 46,875,062        $ 108,548,391

GOVERNMENT CLASS III                                                                $ 3,941,725,735     $ 5,816,665,826
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                            12,293,861          13,902,680

SHARES REDEEMED                                                                     (4,008,583,405)     (5,366,035,152)

NET INCREASE (DECREASE) IN SHARES                                                   $ (54,563,809)      $ 464,533,354


7. SHARE TRANSACTIONS - CONTINUED

                                                          SIX MONTHS ENDED    YEAR ENDED
                                                          SEPTEMBER 30,       MARCH 31,

                                                          1997                1997

DOMESTIC CLASS I                                          $ 6,814,956,142     $ 12,924,621,129
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     16,551,321          31,498,935

SHARES REDEEMED                                            (6,661,860,210)     (13,154,461,536)

NET INCREASE (DECREASE) IN SHARES                         $ 169,647,253       $ (198,341,472)

DOMESTIC CLASS II                                         $ 165,091,856       $ 35,713,425
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     178,355             151,907

SHARES REDEEMED                                            (163,132,422)       (33,734,372)

NET INCREASE (DECREASE) IN SHARES                         $ 2,137,789         $ 2,130,960

DOMESTIC CLASS III                                        $ 437,406,757       $ 696,271,795
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     1,544,019           2,897,940

SHARES REDEEMED                                            (491,542,984)       (624,846,724)

NET INCREASE (DECREASE) IN SHARES                         $ (52,592,208)      $ 74,323,011

MONEY MARKET CLASS I                                      $ 31,335,589,446    $ 67,413,397,877
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     157,981,749         299,702,868

SHARES REDEEMED                                            (31,525,314,036)    (65,464,948,260)

NET INCREASE (DECREASE) IN SHARES                         $ (31,742,841)      $ 2,248,152,485

MONEY MARKET CLASS II                                     $ 490,764,310       $ 1,362,898,014
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     2,400,220           5,216,271

SHARES REDEEMED                                            (594,845,476)       (1,264,714,433)

NET INCREASE (DECREASE) IN SHARES                         $ (101,680,946)     $ 103,399,852

MONEY MARKET CLASS III                                    $ 1,974,199,934     $ 4,306,231,929
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     10,366,074          14,063,111

SHARES REDEEMED                                            (1,899,978,625)     (4,105,748,648)

NET INCREASE (DECREASE) IN SHARES                         $ 84,587,383        $ 214,546,392

RATED MONEY MARKET CLASS I                                $ 1,491,138,230     $ 2,332,079,346
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     7,117,461           12,977,967

SHARES REDEEMED                                            (1,509,617,210)     (2,255,932,419)

NET INCREASE (DECREASE) IN SHARES                         $ (11,361,519)      $ 89,124,894

RATED MONEY MARKET CLASS II                               $ 117,145,488       $ 159,000,255
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     222,445             420,837

SHARES REDEEMED                                            (119,699,672)       (149,962,537)

NET INCREASE (DECREASE) IN SHARES                         $ (2,331,739)       $ 9,458,555

RATED MONEY MARKET CLASS III                              $ 249,011,871       $ 110,378,099
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     826,727             498,792

SHARES REDEEMED                                            (217,038,727)       (95,832,430)

NET INCREASE (DECREASE) IN SHARES                         $ 32,799,871        $ 15,044,461

TAX-EXEMPT CLASS I                                        $ 6,203,068,518     $ 11,513,515,390
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     10,457,462          17,161,222

SHARES REDEEMED                                            (6,205,187,841)     (11,315,010,890)

NET INCREASE (DECREASE) IN SHARES                         $ 8,338,139         $ 215,665,722


7. SHARE TRANSACTIONS - CONTINUED

                                                          SIX MONTHS ENDED    YEAR ENDED
                                                          SEPTEMBER 30,       MARCH 31,

                                                          1997                1997

TAX-EXEMPT CLASS II                                       $ 193,810,797       $ 560,462,788
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     785,740             3,641,145

SHARES REDEEMED                                            (213,601,292)       (504,813,509)

NET INCREASE (DECREASE) IN SHARES                         $ (19,004,755)      $ 59,290,424

TAX-EXEMPT CLASS III                                      $ 72,167,884        $ 114,945,562
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     584,457             362,928

SHARES REDEEMED                                            (59,161,706)        (89,979,315)

NET INCREASE (DECREASE) IN SHARES                         $ 13,590,635        $ 25,329,175


PROXY VOTING RESULTS


A special meeting of Treasury Only's shareholders was held on May 9, 1997. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To approve an amended management contract for Treasury Only that would reduce the fund's management fee rate from 0.42% to 0.20% of the fund's average net assets, and to replace the all-inclusive fee structure with a fee structure under which the fund (rather than FMR) would pay all of its other expenses.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     662,348,681.880    99.419

AGAINST         1,646,215.870      .247

ABSTAIN         2,225,000.000      .334

TOTAL           666,219,897.750    100.000

PROPOSAL 2
To give a reorganization of Treasury Only from a separate series of one Delaware business trust to another.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     663,994,897.750    99.666

AGAINST         .000               .000

ABSTAIN         2,225,000.000      .334

TOTAL           666,219,897.750    100.000








INVESTMENT ADVISOR
Fidelity Management & Research Company
Boston MA
SUB-ADVISOR
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Boyce I. Greer, VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Robert K. Duby, VICE PRESIDENT
Robert Litterest, VICE PRESIDENT
Scott A. Orr, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Richard A. Silver, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
UMB Bank, n.a.
Kansas City, MO
 FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS
CUSTODIANS
The Bank of New York
New York, NY
 FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY ONLY,
 TREASURY, GOVERNMENT, DOMESTIC AND MONEY MARKET
 FIDELITY MONEY MARKET TRUST: RATED MONEY MARKET
UMB Bank, n.a.
Kansas City, MO
 FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS